UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Semiannual Report
6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	5-1-36	–14.83%	4.67%	1.86%	—	–15.73%	–14.83%	25.64%	20.24%	—

B	1-3-94	–14.96	4.69	1.81	—	–16.01	–14.96	25.75	19.70	—

C	5-1-98	–11.73	5.01	1.68	—	–12.51	–11.73	27.70	18.10	—

I1	12-1-03	–9.92	—	—	5.00%	–11.17	–9.92	—	—	25.04%

R1[1]	8-5-03	–11.01	—	—	5.41	–11.69	–11.01	—	—	29.49

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.14%, Class B — 1.85%, Class C — 1.85%, Class I — 0.71%, Class R1 — 1.72%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

6	Sovereign Investors Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Sovereign Investors Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	6-30-98	$11,970	$11,970	$13,287

C2	6-30-98	11,810	11,810	13,287

I3	12-1-03	12,504	12,504	13,026

R1[3]	8-5-03	12,949	12,949	14,527

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Sovereign Investors Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$887.00	$5.44

Class B	1,000.00	884.00	8.76

Class C	1,000.00	883.70	8.71

Class I	1,000.00	888.30	3.43

Class R1	1,000.00	883.10	9.08

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Sovereign Investors Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$1,019.10	$5.82

Class B	1,000.00	1,015.60	9.37

Class C	1,000.00	1,015.60	9.32

Class I	1,000.00	1,021.20	3.67

Class R1	1,000.00	1,015.20	9.72

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.87%, 1.86%, 0.73% and 1.94% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Sovereign Investors Fund	9

Portfolio summary

Top 10 holdings[1]

International Business Machines Corp.	3.7%	State Street Corp.	3.0%

Abbott Laboratories	3.4%	Teva Pharmaceutical Industries Ltd.	2.9%

Exxon Mobil Corp.	3.3%	United Technologies Corp.	2.9%

Cisco Systems, Inc.	3.1%	Total SA	2.6%

Chevron Corp.	3.0%	Johnson & Johnson	2.4%

Sector distribution[1,2]

Information technology	18%	Consumer staples	10%

Health care	14%	Consumer discretionary	10%

Energy	14%	Materials	3%

Financials	13%	Telecommunication services	2%

Industrials	11%	Other	5%

Country diversification[1]

United States	91%

Israel	3%

France	3%

United Kingdom	2%

Finland	1%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Sovereign Investors Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.49%		$670,498,940

(Cost $552,932,012)

Aerospace & Defense 2.86%		20,114,200

United Technologies Corp.	326,000	20,114,200

Agricultural Products 0.96%		6,750,000

Archer-Daniels-Midland Co.	200,000	6,750,000

Asset Management & Custody Banks 5.76%		40,456,450

Bank of New York Mellon Corp.	250,000	9,457,500

State Street Corp.	330,000	21,116,700

T. Rowe Price Group, Inc.	175,000	9,882,250

Auto Parts & Equipment 1.23%		8,604,000

Johnson Controls, Inc.	300,000	8,604,000
Communications Equipment 4.45%		31,263,863

Cisco Systems, Inc. (I)	922,780	21,463,863

Nokia Corp. (ADR)	400,000	9,800,000

Computer Hardware 5.61%		39,353,204

Apple, Inc. (I)	25,000	4,186,000

Hewlett-Packard Co.	207,500	9,173,575

International Business Machines Corp.	219,300	25,993,629

Data Processing & Outsourced Services 1.82%		12,762,405

Automatic Data Processing, Inc.	304,592	12,762,405

Distillers & Vintners 0.79%		5,540,250

Diageo PLC, ADR	75,000	5,540,250

Diversified Financial Services 0.98%		6,862,000

JPMorgan Chase & Co.	200,000	6,862,000

Drug Retail 2.25%		15,828,000

CVS Caremark Corp.	400,000	15,828,000

Electrical Components & Equipment 1.58%		11,076,800

Emerson Electric Co.	224,000	11,076,800

Footwear 1.27%		8,941,500

NIKE, Inc. (Class B)	150,000	8,941,500

Health Care Equipment 1.90%		13,351,500

Medtronic, Inc.	258,000	13,351,500

See notes to financial statements

Semiannual report | Sovereign Investors Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Home Improvement Retail 0.83%		$5,855,000

Home Depot, Inc.	250,000	5,855,000

Hotels, Resorts & Cruise Lines 0.94%		6,592,000

Carnival Corp.	200,000	6,592,000

Household Products 1.51%		10,614,994

Procter & Gamble Co.	174,560	10,614,994

Hypermarkets & Super Centers 2.08%		14,612,000

Wal-Mart Stores, Inc.	260,000	14,612,000

Industrial Conglomerates 3.84%		26,942,261

3M Co.	150,000	10,438,500

General Electric Co.	618,350	16,503,761

Industrial Gases 1.29%		9,028,192

Praxair, Inc.	95,800	9,028,192

Industrial Machinery 2.96%		20,795,250

Danaher Corp.	100,000	7,730,000

Illinois Tool Works, Inc.	275,000	13,065,250

Integrated Oil & Gas 9.97%		69,981,622

Chevron Corp.	215,100	21,322,863

ConocoPhillips	75,000	7,079,250

Exxon Mobil Corp.	260,872	22,990,649

Total SA, ADR	218,000	18,588,860

Integrated Telecommunication Services 1.44%		10,107,000

AT&T, Inc.	300,000	10,107,000

Investment Banking & Brokerage 2.53%		17,785,320

Goldman Sachs Group, Inc.	56,000	9,794,400

Merrill Lynch & Co., Inc.	252,000	7,990,920

Life & Health Insurance 1.80%		12,664,800

MetLife, Inc.	240,000	12,664,800

Oil & Gas Equipment & Services 1.84%		12,891,600

Schlumberger, Ltd.	120,000	12,891,600

Oil & Gas Exploration & Production 2.02%		14,178,000

Apache Corp.	102,000	14,178,000

Personal Products 2.05%		14,408,000

Avon Products, Inc.	400,000	14,408,000

Pharmaceuticals 10.11%		70,973,762

Abbott Laboratories	451,700	23,926,549

Johnson & Johnson	264,450	17,014,713

Merck & Co., Inc.	250,000	9,422,500

Teva Pharmaceutical Industries Ltd., ADR	450,000	20,610,000

Publishing 1.86%		13,039,000

McGraw-Hill Cos., Inc.	325,000	13,039,000

See notes to financial statements

12	Sovereign Investors Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Regional Banks 2.21%		$15,497,340

BB&T Corp.	442,000	10,064,340

SunTrust Banks, Inc.	150,000	5,433,000

Restaurants 1.48%		10,400,700

McDonald’s Corp.	185,000	10,400,700

Semiconductors 2.68%		18,831,500

Linear Technology Corp.	250,000	8,142,500

Microchip Technology, Inc.	350,000	10,689,000

Soft Drinks 2.17%		15,250,472

PepsiCo, Inc.	239,825	15,250,472

Specialty Chemicals 0.99%		6,966,000

Rohm & Haas Co.	150,000	6,966,000

Steel 1.02%		7,168,320

Nucor Corp.	96,000	7,168,320

Systems Software 3.57%		25,099,105

Microsoft Corp.	523,050	14,389,105

Oracle Corp. (I)	510,000	10,710,000

Tobacco 1.79%		12,547,530

Philip Morris International	254,050	12,547,530

Wireless Telecommunication Services 1.05%		7,365,000

Vodafone Group PLC, ADR	250,000	7,365,000

	Par value
Issuer, description, maturity	(000)	Value

Short-term investments 5.16%		$36,200,000

(Cost $36,200,000)

Joint Repurchase Agreement 5.16%		36,200,000

Joint Repurchase Agreement with Bank of America Corp.
dated 6-30-08 at 1.50% to be repurchased at
$36,201,508 on 7-1-08, collateralized by $29,658,031
U.S. Treasury Inflation Indexed Noted 1.875% on 7-15-13
(valued at $36,924,000 including interest).	$36,200	36,200,000

Total investments (Cost $589,132,012)† 100.65%		$706,698,940

Other assets and liabilities, net (0.65%)		($4,544,429)

Total net assets 100.00%		$702,154,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $589,148,297. Net unrealized appreciation aggregated $117,550,643, of which $156,412,512 related to appreciated investment securities and $38,861,869 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $589,132,012)	$706,698,940
Cash	730
Receivable for investments sold	6,719,491
Receivable for shares sold	113,309
Dividends and interest receivable	1,163,196
Receivable from affiliates	231,169

Total assets	714,926,835

Liabilities

Payable for investments purchased	10,363,799
Payable for shares repurchased	718,950
Payable to affiliates
Management fees	1,127,313
Distribution and service fees	216,632
Other	138,739
Other payables and accrued expenses	206,891

Total liabilities	12,772,324

Net assets

Capital paid-in	529,510,620
Accumulated net realized gain on investments	55,274,688
Net unrealized appreciation of investments	117,566,928
Accumulated net investment loss	(197,725)
Net assets	$702,154,511

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($631,373,261 ÷ 39,177,220 shares)	$16.12
Class B ($57,896,369 ÷ 3,603,766 shares)[1]	$16.07
Class C ($12,398,090 ÷ 770,294 shares)[1]	$16.10
Class I ($347,886 ÷ 21,593 shares)	$16.11
Class R1 ($138,905 ÷ 8,720 shares)	$15.93

Maximum offering price per share

Class A ($16.12 ÷ 95%)[2]	$16.97

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Sovereign Investors Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $108,054)	$8,867,420
Interest	369,781
Securities lending	30,164
Income from affiliated issuers	14,346

Total investment income	9,281,711

Expenses

Investment management fees (Note 3)	2,305,096
Distribution and service fees (Note 3)	1,438,635
Transfer agent fees (Note 3)	724,461
Accounting and legal services fees (Note 3)	41,316
Custodian fees	66,262
Printing fees	64,837
Blue sky fees	35,964
Professional fees	28,602
Trustees’ fees	28,485
Miscellaneous	28,032

Total expenses	4,761,690
Less expense reductions (Note 3)	(14,106)

Net expenses	4,747,584

Net investment income	4,534,127

Realized and unrealized gain (loss)

Net realized gain on investments	37,102,866
37,102,866
Change in net unrealized appreciation (depreciation) of investments	(135,144,306)
(135,144,306)
Net realized and unrealized loss	(98,041,440)

Decrease in net assets from operations	($93,507,313)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$8,652,476	$4,534,127
Net realized gain	99,716,573	37,102,866
Change in net unrealized appreciation (depreciation)	(39,732,880)	(135,144,306)

Increase (decrease) in net assets resulting from operations	68,636,169	(93,507,313)

Distributions to shareholders
From net investment income
Class A	(8,278,838)	(4,243,516)
Class B	(314,568)	(174,804)
Class C	(51,346)	(35,825)
Class I	(639)	(3,136)
Class R1	(677)	(306)
From net realized gain
Class A	(73,843,171)	—
Class B	(7,808,740)	—
Class C	(1,362,764)	—
Class I	(3,533)	—
Class R1	(13,359)	—
	(91,677,635)	(4,457,587)

From Fund share transactions (Note 4)	(61,114,252)	(52,530,847)

Total decrease	(84,155,718)	(150,495,747)

Net assets

Beginning of period	936,805,976	852,650,258

End of period[2]	$852,650,258	$702,154,511

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment loss of $274,265 and $197,725, respectively.

See notes to financial statements

16	Sovereign Investors Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$15.81	$18.74	$19.54	$18.51	$18.94	$18.29
Net investment income[3]	0.14	0.17	0.18	0.20	0.21	0.11
Net realized and unrealized
gain (loss) on investments	2.93	0.80	0.27	2.51	1.29	(2.17)
Total from investment operations	3.07	0.97	0.45	2.71	1.50	(2.06)
Less distributions
From net investment income	(0.14)	(0.17)	(0.18)	(0.21)	(0.21)	(0.11)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	—
Total distributions	(0.14)	(0.17)	(1.48)	(2.28)	(2.15)	(0.11)
Net asset value, end of period	$18.74	$19.54	$18.51	$18.94	$18.29	$16.12
Total return (%)[4]	19.55	5.23	2.28[5]	14.67[5]	7.83	(11.30)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$998	$936	$818	$810	$758	$631
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.24	1.20	1.20	1.17	1.14	1.16[7]
Expenses net of all fee waivers, if any	1.24	1.20	1.19	1.16	1.14	1.16[7]
Expenses net of all fee waivers
and credits	1.24	1.20	1.19	1.16	1.14	1.16[7]
Net investment income	0.85	0.91	0.92	1.04	1.04	1.25[7]
Portfolio turnover (%)	47	20	30	36	46	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value,
beginning of period[3]	$15.79	$18.71	$19.49	$18.46	$18.89	$18.23
Net investment income	0.03	0.03	0.04	0.07	0.07	0.05
Net realized and unrealized
gain (loss) on investments	2.92	0.80	0.27	2.50	1.28	(2.16)
Total from investment operations	2.95	0.83	0.31	2.57	1.35	(2.11)
Less distributions
From net investment income	(0.03)	(0.05)	(0.04)	(0.07)	(0.07)	(0.05)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	—
Total distributions	(0.03)	(0.05)	(1.34)	(2.14)	(2.01)	(0.05)
Net asset value, end of period	$18.71	$19.49	$18.46	$18.89	$18.23	$16.07
Total return (%)[4]	18.75	4.45	1.57[5]	13.92[5]	7.05[5]	(11.60)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$315	$232	$155	$111	$79	$58
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.94	1.90	1.90	1.87	1.85	1.86[7]
Expenses net of all fee waivers, if any	1.94	1.90	1.89	1.86	1.84	1.86[7]
Expenses net of all fee waivers
and credits	1.94	1.90	1.89	1.86	1.84	1.86[7]
Net investment income	0.16	0.18	0.21	0.34	0.33	0.54[7]
Portfolio turnover (%)	47	20	30	36	46	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	Sovereign Investors Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$15.81	$18.73	$19.52	$18.49	$18.92	$18.27
Net investment income[3]	0.03	0.04	0.04	0.07	0.07	0.05
Net realized and unrealized
gain (loss) on investments	2.92	0.80	0.27	2.50	1.29	(2.17)
Total from investment operations	2.95	0.84	0.31	2.57	1.36	(2.12)
Less distributions
From net investment income	(0.03)	(0.05)	(0.04)	(0.07)	(0.07)	(0.05)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	—
Total distributions	(0.03)	(0.05)	(1.34)	(2.14)	(2.01)	(0.05)
Net asset value, end of period	$18.73	$19.52	$18.49	$18.92	$18.27	$16.10
Total return (%)[4]	18.73	4.50	1.57[5]	13.90[5]	7.10[5]	(11.63)[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$32	$27	$17	$15	$15	$12
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.94	1.90	1.90	1.87	1.85	1.86[7]
Expenses net of all fee waivers, if any	1.94	1.90	1.89	1.86	1.84	1.86[7]
Expenses net of all fee waivers
and credits	1.94	1.90	1.89	1.86	1.84	1.86[7]
Net investment income	0.14	0.19	0.21	0.34	0.34	0.55[7]
Portfolio turnover (%)	47	20	30	36	46	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1,2]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value,
beginning of period	$18.09	$18.74	$19.54	$18.51	$18.93	$18.29
Net investment income[4]	0.01	0.26	0.27	0.28	0.30	0.15
Net realized and unrealized
gain (loss) on investments	0.67	0.80	0.27	2.52	1.29	(2.19)
Total from investment operations	0.68	1.06	0.54	2.80	1.59	(2.04)
Less distributions
From net investment income	(0.03)	(0.26)	(0.27)	(0.31)	(0.29)	(0.14)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	—
Total distributions	(0.03)	(0.26)	(1.57)	(2.38)	(2.23)	(0.14)
Net asset value, end of period	$18.74	$19.54	$18.51	$18.93	$18.29	$16.11
Total return (%)[5]	3.78[6]	5.73	2.76	15.21	8.35	(11.17)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.70[8]	0.72	0.72	0.71	0.71	0.73[8]
Expenses net of all fee waivers, if any	0.70[8]	0.72	0.72	0.71	0.71	0.73[8]
Expenses net of all fee waivers
and credits	0.70[8]	0.72	0.72	0.71	0.71	0.73[8]
Net investment income	0.92[8]	1.38	1.40	1.44	1.54	1.74[8]
Portfolio turnover (%)	47	20	30	36	46	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 12-1-03.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

20	Sovereign Investors Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1,2]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value,
beginning of period	$16.63	$18.75	$19.54	$18.45	$18.75	$18.08
Net investment income[4]	0.02	0.19	0.07	0.06	0.09	0.04
Net realized and unrealized
gain (loss) on investments	2.11	0.79	0.28	2.38	1.28	(2.15)
Total from investment operations	2.13	0.98	0.35	2.44	1.37	(2.11)
Less distributions
From net investment income	(0.01)	(0.19)	(0.14)	(0.07)	(0.10)	(0.04)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	—
Total distributions	(0.01)	(0.19)	(1.44)	(2.14)	(2.04)	(0.04)
Net asset value, end of period	$18.75	$19.54	$18.45	$18.75	$18.08	$15.93
Total return (%)[5]	12.84[6]	5.22	1.75	13.22	7.21	(11.69)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)[7]	—	—	—	—	—	—
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[8]	1.13	1.74	1.92	1.72	1.94[8]
Expenses net of all fee waivers, if any	1.69[8]	1.13	1.74	1.92	1.72	1.94[8]
Expenses net of all fee waivers
and credits	1.69[8]	1.13	1.74	1.92	1.72	1.94[8]
Net investment income	0.27[8]	1.00	0.37	0.31	0.46	0.50[8]
Portfolio turnover (%)	47	20	30	36	46	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class R1 shares began operations on 8-5-03.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Sovereign Investors Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital and income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these

22	Sovereign Investors Fund | Semiannual report

securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$670,498,940	—

Level 2 — Other Significant Observable Inputs	36,200,000	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$706,698,940	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Semiannual report | Sovereign Investors Fund	23

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,656,967 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions

24	Sovereign Investors Fund | Semiannual report

will be made. The loss carryforwards expire as follows: December 31, 2008 — $754,147, December 31, 2009 — $817,112, and December 31, 2010 — $85,708. Availability of a certain amount of the loss carryforwards, which were required on December 19, 2003, in a merger with John Hancock Large Cap Spectrum, may be limited in a given year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,646,068 and long-term capital gain $83,031,567. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000. The effective rate for the period ended June 30, 2008, is 0.60% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A,

Semiannual report | Sovereign Investors Fund	25

Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $132,113 with regard to sales of Class A shares. Of this amount, $20,578 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $70,890 was paid as sales commissions to unrelated broker-dealers and $40,645 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $38,015 for Class B shares and $304 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04% and 0.05%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $14,106 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$647,358	$1,034,068
Class B	63,994	337,269
Class C	12,592	66,935
Class I	73	—
Class R1	444	363
Total	$724,461	$1,438,635

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $41,316 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds

26	Sovereign Investors Fund | Semiannual report

Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,076,514	$40,773,733	782,309	$13,470,844
Distributions reinvested	4,171,903	77,559,446	236,803	3,979,050
Repurchased	(7,523,578)	(148,149,776)	(3,306,774)	(56,932,741)
Net decrease	(1,275,161)	($29,816,597)	(2,287,662)	($39,482,847)

Class B shares

Sold	310,450	$6,082,016	125,647	$2,156,625
Distributions reinvested	427,950	7,909,338	10,119	169,509
Repurchased	(2,298,381)	(44,984,155)	(874,940)	(14,980,469)
Net decrease	(1,559,981)	($30,992,801)	(739,174)	($12,654,335)

Class C shares

Sold	97,231	$1,850,664	54,943	$938,524
Distributions reinvested	71,954	1,331,789	1,965	32,975
Repurchased	(175,405)	(3,441,455)	(96,792)	(1,664,033)
Net decrease	(6,220)	($259,002)	(39,884)	($692,534)

Class I shares

Sold	5,697	$106,817	16,684	$287,536
Distributions reinvested	225	4,172	222	3,136
Repurchased	(8,107)	(161,705)	(1,230)	(21,497)
Net increase (decrease)	(2,185)	($50,716)	15,676	$269,175

Class R1 shares

Sold	2,363	$46,321	1,764	$30,613
Distributions reinvested	91	1,679	5	78
Repurchased	(2,170)	(43,136)	(58)	(997)
Net increase	284	$4,864	1,711	$29,694

Net decrease	(2,843,263)	($61,114,252)	(3,049,333)	($52,530,847)

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $263,904,577 and $316,250,276, respectively.

Semiannual report | Sovereign Investors Fund	27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Sovereign
Investors Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Sovereign Investors Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

28	Sovereign Investors Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board favorably viewed that the Fund’s more recent performance during the 1-year period was equal to the median of the Peer Group and higher than the median of the Category and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was equal to the median of the Peer Group and not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Semiannual report | Sovereign Investors Fund	29

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30	Sovereign Investors Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James F. Carlin, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
William H. Cunningham	Gordon M. Shone	Boston, MA 02210-2805
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Custodian
Patti McGill Peterson*	John G. Vrysen	The Bank of New York Mellon
Steven R. Pruchansky	Chief Operating Officer	One Wall Street
*Members of the Audit Committee		New York, NY 10286
†Non-Independent Trustee	Investment adviser
	John Hancock Advisers, LLC	Transfer agent
Officers	601 Congress Street	John Hancock Signature
Keith F. Hartstein	Boston, MA 02210-2805	Services, Inc.
President and		P.O. Box 9510
Chief Executive Officer	Subadviser	Portsmouth, NH 03802-9510
Sovereign Asset Management,
Thomas M. Kinzler	a division of MFC Global	Legal counsel
Secretary and Chief Legal Officer	Investment Management	K&L Gates LLP
	(U.S.), LLC	One Lincoln Street
Francis V. Knox, Jr.	101 Huntington Avenue	Boston, MA 02111-2950
Chief Compliance Officer	Boston, MA 02199

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Sovereign Investors Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	290SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock

MUTUAL FUNDS

John Hancock
Balanced Fund

Semiannual Report

6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)					SEC
											30-day
	Inception				Since					Since	yield as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	6-30-08

A	10-5-92	5.77%	11.81%	4.81%	—	–5.23%	5.77%	74.72%	59.90%	—	1.12%

B	10-5-92	5.48	11.93	4.75	—	–5.57	5.48	75.68	59.12	—	0.48

C	5-3-99	9.55	12.19	—	3.91%	–1.61	9.55	77.74	—	42.08%	0.48

I1	3-1-02	11.79	13.53	—	8.77	–0.07	11.79	88.58	—	70.23	1.60

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.22%, Class B — 1.91%, Class C — 1.91%, Class I — 0.77%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

6	Balanced Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Balanced Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	6-30-08	$15,912	$15,912	$13,287	$17,384

C2	5-3-99	14,208	14,208	10,995	16,690

I3	3-1-02	17,023	17,023	12,697	13,780

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Government/Credit Bond Index — Index 2 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | Balanced Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during period
	on 1-1-08	on 6-30-08	ended 6-30-08[1]

Class A	$1,000.00	$997.30	$5.71

Class B	1,000.00	993.80	9.17

Class C	1,000.00	993.80	9.22

Class I	1,000.00	999.30	3.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Balanced Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-08	on 6-30-08	ended 6-30-08[1]

Class A	$1,000.00	$1,019.10	$5.77

Class B	1,000.00	1,015.70	9.27

Class C	1,000.00	1,015.60	9.32

Class I	1,000.00	1,021.20	3.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.15%, 1.85%, 1.86% and 0.73% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Balanced Fund	9

Portfolio summary

Top 10 holdings[1]

Barrick Gold Corp.	2.8%	U. S. Treasury
		Note, 4.250%, 11-15-13	2.1%
Sasol, Ltd.	2.6%
		U. S. Treasury Inflation-Indexed
Archer-Daniels-Midland Co.	2.5%	Note, 1.875%, 7-15-13	2.1%

Suncor Energy, Inc.	2.2%	Equitable Resources, Inc.	1.9%

Bunge, Ltd	2.2%	State Street Corp.	1.8%

News Corp. (Class B) .	2.1%

Sector distribution[1,2]

Energy	18%	Industrials	6%

Financials	12%	Consumer staples	6%

Government — U.S.	10%	Health care	3%

Materials	9%	Utilities	3%

Information technology	7%	Telecommunication services	2%

Consumer discretionary	7%	Other	10%

Government — U.S. agency	7%

Country concentration[1]

United States	75%	Cayman Islands	1%

Canada	8%	Germany	1%

Brazil	4%	Luxembourg	1%

South Africa	3%	Switzerland	1%

Bermuda	2%	Netherlands	1%

United Kingdom	1%	Other	2%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into six main categories: bonds, common stocks, preferred stocks, U.S. government and agency securities, warrants and short-term investments. Bonds, common stocks, preferred stocks, U.S. government and agency securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 14.29%					$119,507,030

(Cost $122,062,689)

Airlines 0.20%					1,644,097

Delta Airlines, Inc.,
Sec Pass Thru Ctf Ser A	6.821%	08-10-22	A–	$1,946	1,644,097

Auto Parts & Equipment 0.11%					895,000

Allison Transmission, Inc.,
Gtd Sr Note	11.000	11-01-15	B–	1,000	895,000

Broadcasting & Cable TV 0.86%					7,231,720

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	2,000	2,201,534

Comcast Cable Communications, LLC,
Gtd Sr Note	6.200	11-15-08	BBB+	1,000	1,003,662

Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07-01-18	BBB+	4,000	4,026,524

Casinos & Gaming 0.08%					705,000

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B–	1,000	705,000

Computer Hardware 0.59%					4,952,120

Hewlett-Packard Co.,
Sr Note (L)	4.500	03-01-13	A	5,000	4,952,120
Consumer Electronics 0.59%					4,898,605

Koninklijke (Royal) Philips
Electronics N.V.,
Sr Note	5.750	03-11-18	A–	5,000	4,898,605

Consumer Finance 0.23%					1,918,672

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	2,000	1,918,672

Diversified Financial Services 0.31%					2,616,151

Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	700	625,520

General Electric Capital Corp.,
Sr Note Ser A	6.125	02-22-11	AAA	1,000	1,044,822
Subordinated Debt (6.375% to
11-15-17 then variable)	6.375	11-15-67	AA+	1,000	945,809

See notes to financial statements

Semiannual report | Balanced Fund	11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Electric Utilities 2.46%					$20,601,509

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000%	01-02-17	BB+	$1,790	1,911,269

Appalachian Power Co.,
Sr Note	4.950	02-01-15	BBB	3,000	2,795,490

Beaver Valley II Funding,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	904	973,726

Duke Capital,
Sr Note	5.668	08-15-14	BBB	5,000	4,884,835

Duke Energy Carolinas LLC,
1st Ref Mtg	5.250	01-15-18	A	1,000	986,866

Florida Power Corp.,
1st Ref Mtg	5.800	09-15-17	A–	1,205	1,233,510

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,027,614

Pacific Gas & Electric Co.,
Sr Note	5.625	11-30-17	BBB+	5,000	4,980,595

Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB	1,804	1,807,604

Electrical Components & Equipment 0.21%					1,752,208

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,752,208

Food Distributors 0.46%					3,873,680

Kraft Foods, Inc.,
Sr Note (L)	6.125	08-23-18	BBB+	4,000	3,873,680

Health Care Distributors 0.05%					384,595

Covidien International Finance SA,
Gtd Sr Note	6.000	10-15-17	A–	380	384,595

Health Care Services 0.12%					981,336

UnitedHealth Group, Inc.,
Sr Note	5.500	11-15-12	A–	1,000	981,336

Household Products 0.68%					5,694,160

Clorox Co.,
Sr Note	5.000	03-01-13	BBB+	5,000	4,914,160

Yankee Candle Co., Inc.,
Gtd Sr Sub Note	8.500	02-15-15	B–	1,000	780,000

Industrial Conglomerates 0.12%					1,008,500

Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10-17-17	BB–	1,000	1,008,500

Integrated Telecommunication Services 0.58%					4,870,220

Verizon Communications, Inc.,
Sr Note	5.550	02-15-16	A	5,000	4,870,220

Investment Banking & Brokerage 1.37%					11,460,084

Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18
then variable)	8.400	04-29-49	A	2,000	1,901,220

See notes to financial statements

12	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Investment Banking & Brokerage (continued)

JPMorgan Chase & Co.,
Subordinated Debt	5.250%	05-01-15	A+	$2,000	$1,939,254

Lehman Brother Holdings, Inc.,
Sr Note	5.625	01-24-13	A+	3,000	2,839,515

Morgan Stanley,
Sr Note (L)	6.000	04-28-15	A+	5,000	4,780,095

Life & Health Insurance 0.41%					3,411,352

Prudential Financial, Inc.,
Sr Note Ser D	5.150	01-15-13	A+	3,500	3,411,352

Multi-Line Insurance 0.22%					1,873,706

American International Group,
Sr Note	5.850	01-16-18	AA–	2,000	1,873,706

Multi-Utilities 0.28%					2,333,286

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,333,286

Oil & Gas Drilling 0.13%					1,087,916

Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05-01-12	BBB+	1,000	1,087,916

Oil & Gas Exploration & Production 0.57%					4,774,905

XTO Energy, Inc.,
Subordinated Debt	5.500	06-15-18	BBB	5,000	4,774,905

Oil & Gas Storage & Transportation 0.71%					5,908,479

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	15,153
Sr Bond	5.950	02-15-18	BBB	5,000	4,871,265

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	1,000	1,022,061

Paper Products 0.48%					3,977,736

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	4,000	3,977,736

Pharmaceuticals 0.47%					3,971,294

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	1,000	1,008,674

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	A–	3,000	2,962,620

Publishing 0.08%					628,750

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B–	1,000	628,750

Railroads 0.35%					2,938,420

Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03-15-18	BBB	2,000	1,954,816

Union Pacific Corp.,
Sr Note	5.750	11-15-17	BBB	1,000	983,604

See notes to financial statements

Semiannual report | Balanced Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Retail 0.12%					$1,007,321

Macy’s Retail Holdings, Inc.,
Sr Note	7.875%	07-15-15	BBB–	$1,000	1,007,321

Specialty Chemicals 0.69%					5,741,985

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	5,000	4,886,985

Momentive Performance,
Gtd Sr Note	9.750	12-01-14	B	1,000	855,000

Steel 0.24%					2,013,758

Nucor Corp.,
Sr Note	5.000	06-01-13	A+	2,000	2,013,758

Thrifts & Mortgage Finance 0.52%					4,350,465

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-17 1X3 IO	1.553	06-25-35	AAA	64,466	1,178,520

Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	1,000	775,000

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO	0.151	08-19-45	AAA	13,993	446,035

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser Ser 2005-Q02
Class X IO	1.212	09-25-45	AAA	21,043	526,087

Wells Fargo Mortgage-Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2006-AR12-1
Class A1 (P)	6.025	09-25-36	Aaa	1,468	1,424,823

Issuer				Shares	Value

Common stocks 58.36%					$488,067,110

(Cost $459,039,301)

Agricultural Products 4.64%					38,828,979

Archer-Daniels Midland Co.				616,298	20,800,058

Bunge, Ltd. (I)				167,415	18,028,921

Airlines 0.32%					2,645,146

Northwest Airlines Corp. (I)				397,169	2,645,146

Aluminum 1.39%					11,633,796

Alcoa, Inc.				257,975	9,189,070

Norsk Hydro ASA				167,447	2,444,726

Asset Management & Custody Banks 1.79%					14,951,903

State Street Corp.				233,660	14,951,903

Biotechnology 0.82%					6,878,708

Amgen, Inc. (I)				122,991	5,800,256

OSI Pharmaceuticals, Inc. (I)				26,100	1,078,452

Broadcasting & Cable TV 0.19%					1,569,394

Liberty Global, Inc. (Class A)				49,933	1,569,394

See notes to financial statements

14	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Casinos & Gaming 0.29%		$2,416,545

Melco Crown Entertainment, Ltd., ADR (I)	259,286	2,416,545

Communications Equipment 1.08%		9,031,251

3Com Corp.	467,353	990,789

Corning, Inc.	348,827	8,040,462

Computer & Electronics Retail 1.53%		12,819,629

Best Buy Co., Inc.	323,728	12,819,629

Computer Storage & Peripherals 1.82%		15,202,586

Brocade Communications Systems, Inc. (I)	704,522	5,805,261

EMC Corp. (I)	639,709	9,397,325

Construction & Engineering 0.94%		7,825,705

KBR, Inc. (I)	224,168	7,825,705

Data Processing & Outsourced Services 0.30%		2,504,180

Wright Express Corp. (I)	100,975	2,504,180

Diversified Banks 0.58%		4,868,048

Banco Bradesco SA, ADR	237,930	4,868,048

Diversified Chemicals 1.03%		8,600,292

Bayer AG	102,407	8,600,292

Diversified Metals & Mining 1.83%		15,322,076

FNX Mining Co., Inc. (I)	11,775	278,295

Freeport-McMoRan Copper & Gold, Inc. (Class B)	86,717	10,162,365

Silver Standard Resources, Inc. (I)(L)	170,381	4,881,416

Electrical Components & Equipment 0.73%		6,141,645

ABB, Ltd. (I)	216,866	6,141,645

Gas Utilities 1.91%		15,999,752

Equitable Resources, Inc.	231,679	15,999,752

Gold 5.28%		44,118,015

Agrenco, Ltd. (I)	2,194,070	2,107,709

Barrick Gold Corp.	515,203	23,441,737

Franco-Nevada Corp. (I)	310,246	7,515,030

Kinross Gold Corp. (I)	38,328	904,924

Newmont Mining Corp.	194,567	10,148,615

Health Care Equipment 0.28%		2,311,667

Kinetic Concepts, Inc. (I)	57,922	2,311,667

Industrial Gases 0.15%		1,222,100

Brazil Ethanol, Inc. (I)(S)	111,100	1,222,100

Insurance Brokers 1.21%		10,089,815

Willis Group Holdings, Ltd.	321,639	10,089,815

Integrated Oil & Gas 5.20%		43,461,013

Petroleo Brasileiro SA, ADR (I)	47,583	3,370,304

Sasol, Ltd., ADR	366,852	21,622,257

Suncor Energy, Inc.	317,764	18,468,452

See notes to financial statements

Semiannual report | Balanced Fund	15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Integrated Telecommunication Services 0.44%		$3,645,466

Chunghwa Telecom Co., Ltd., ADR (I)	143,692	3,645,466

Internet Software & Services 1.61%		13,504,379

eBay, Inc. (I)	468,604	12,806,947

The Knot, Inc. (I)	71,312	697,432

Investment Banking & Brokerage 1.41%		11,786,715

Charles Schwab Corp.	573,842	11,786,715

Life & Health Insurance 1.08%		9,033,704

Prudential Financial, Inc.	151,217	9,033,704

Managed Health Care 0.38%		3,198,629

Aetna, Inc.	51,674	2,094,347

WellPoint, Inc. (I)	23,170	1,104,282

Marine 0.54%		4,523,178

Alexander & Baldwin, Inc.	57,407	2,614,889

Diana Shipping, Inc. (L)	62,139	1,908,289

Multi-Media 2.15%		17,964,519

News Corp. (Class B)	1,170,327	17,964,519

Oil & Gas Drilling 1.10%		9,238,949

Transocean, Inc. (I)	60,627	9,238,949

Oil & Gas Equipment & Services 4.71%		39,398,746

Dresser-Rand Group, Inc.	98,462	3,849,864

Halliburton Co.	78,799	4,181,863

Schlumberger, Ltd.	93,156	10,007,749

Smith International, Inc.	161,284	13,409,152

Tenaris SA, ADR	106,713	7,950,118

Oil & Gas Exploration & Production 3.32%		27,726,708

Canadian Natural Resources, Ltd.	73,007	7,318,952

Denbury Resources, Inc. (I)	295,892	10,800,058

Southwestern Energy Co. (I)	201,800	9,607,698

Oil & Gas Storage & Transportation 1.16%		9,724,172

Southern Union Co.	293,642	7,934,207

Williams Cos., Inc.	44,405	1,789,965

Packaged Foods & Meats 0.89%		7,470,067

Sadia SA, ADR	350,050	7,470,067

Paper Packaging 0.11%		931,344

Boise, Inc. (I)	90,000	346,500

Shire, PLC, ADR	11,904	584,844

Pharmaceuticals 1.08%		9,041,738

Cephalon, Inc.	66,542	4,437,686

Endo Pharmaceuticals Holdings, Inc. (I)	108,713	2,629,767

Novartis AG, ADR	35,870	1,974,285

See notes to financial statements

16	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Property & Casualty Insurance 1.14%			$9,535,586

Berkshire Hathaway, Inc. (Class B) (I)		1,353	5,428,236

Progressive Corp.		153,341	2,870,543

White Mountains Insurance Group, Ltd.		2,883	1,236,807

Publishing 0.17%			1,425,437

New York Times Co. (Class A)		92,621	1,425,437

Specialized Finance 0.24%			1,998,712

Nymex Holdings, Inc.		23,659	1,998,712

Systems Software 1.47%			12,311,743

Microsoft Corp.		447,537	12,311,743

Trading Companies & Distributors 1.64%			13,741,497

Bovespa Holdings SA		625,725	7,728,373

Nasdaq Stock Market, Inc.		226,483	6,013,124

Water Utilities 0.41%			3,423,576

Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) SA,
ADR (I)		66,919	3,423,576

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.70%			$5,879,939

(Cost $6,000,000)

Government U.S. Agency 0.11%			918,000

Federal National Mortgage Assn. 8.25%,	AA–	40,000	918,000

Investment Banking & Brokerage 0.22%			1,856,000

Merrill Lynch & Co., Inc. 8.63%, Ser MER	A3	80,000	1,856,000

Oil & Gas Exploration & Production 0.37%			3,105,939

Lasmo America, Ltd. 8.15%,	A+	30,000	3,105,939

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. government & agency securities 16.51%					$138,107,579

(Cost $137,486,020)
Government U.S. 10.20%					85,295,533

United States Treasury,
Bond (L)	6.000%	02-15-26	AAA	$6,500	7,612,618
Bond (L)	5.375	02-15-31	AAA	675	749,989
Inflation-Indexed Note (L)	2.500	07-15-16	AAA	2,127	2,324,123
Inflation-Indexed Note (L)	1.875	07-15-13	AAA	16,372	17,308,007
Note (L)	4.875	04-30-11	AAA	9,000	9,487,269
Note (L)	4.250	10-15-10	AAA	10,000	10,353,910
Note (L)	4.250	11-15-13	AAA	17,000	17,741,098
Note (L)	4.000	08-31-09	AAA	3,000	3,056,484
Note (L)	4.000	03-15-10	AAA	2,000	2,051,094
Note (L)	3.375	11-30-12	AAA	6,000	6,026,250
Note (A)	2.625	07-15-17	AAA	7,772	8,584,691

See notes to financial statements

Semiannual report | Balanced Fund	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value

Government U.S. Agency 6.31%					$52,812,046

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500%	01-01-23	AAA	$4,657	4,504,346
Note	5.750	03-15-09	AAA	5,000	5,101,410

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	31	31,858
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	22	23,072
15 Yr Pass Thru Ctf	5.000	03-01-23	AAA	2,875	2,846,556
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	447	441,424
15 Yr Pass Thru Ctf	4.500	03-01-23	AAA	4,935	4,776,297
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	10	10,674
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	10	11,099
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,886
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	5	5,363
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	2,929	2,890,149
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	4,817	4,752,071
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	954	941,377
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	2,734	2,697,303
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	1,989	1,907,987
Note (L)	6.000	05-15-11	AAA	1,500	1,597,271
Note	5.125	07-13-09	AAA	8,000	8,179,432
Note (L)	5.125	04-15-11	AAA	1,000	1,040,063
Note	5.000	01-01-23	AAA	2,751	2,724,167
Note	5.000	03-01-23	AAA	4,910	4,861,720

Financing Corp.,
Bond	9.650	11-02-18	Aaa	1,790	2,484,008

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,127
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	153	160,107

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	791	807,279

Issuer	Shares	Value

Warrants 0.00%		$19,829

(Cost $156,677)

Paper Packaging 0.00%		19,829

Boise, Inc. (I)	70,816	19,829

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 17.94%		$149,997,351

(Cost $149,997,351)

Joint Repurchase Agreement 7.07%		59,145,000

Joint Repurchase Agreement with Bank of
America Corp. dated 6-30-08 at 1.50% to
be repurchased at $59,147,464 on 7-1-08,
collateralized by $48,456,472 U.S. Treasury
Inflation Indexed Note 1.875% on 7-15-13
(valued at $60,327,900 including interest).	$59,145	59,145,000

See notes to financial statements

18	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest
Issuer, description	rate	Shares	Value

Cash Equivalents 10.87%			$90,852,351

John Hancock Cash Investment Trust (T)(W)	2.566% (Y)	$90,852,351	90,852,351

Total Investments (Cost $874,742,038)† 107.80%			$901,578,838

Other assets and liabilities, net (7.80%)			($65,249,506)

Total net assets 100.00%			$836,329,332

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest-Only Security

MTN Medium-Term Note

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless otherwise indicated.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of June 30, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,548,181 or 0.66%of the net assets of the Fund as of June 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $875,726,110. Net unrealized appreciation aggregated $25,852,728, of which $67,674,530 related to appreciated investment securities and $41,821,802 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Balanced Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $783,889,687) including
$89,070,932 of securities loaned (Note 2)	$810,726,487
Investments in affiliated issuers, at value (Cost $90,852,351)	90,852,351

Total investments, at value (Cost $874,742,038)	901,578,838
Foreign currency at value (Cost $7,900)	7,988
Cash	630
Receivable for shares sold	24,578,412
Dividends and interest receivable	3,721,643
Receivable from affiliates	26,565

Total assets	929,914,076

Liabilities

Payable for shares repurchased	1,866,363
Payable upon return of securities loaned (Note 2)	90,852,351
Payable to affiliates
Management fees	380,409
Distribution and service fees	279,637
Other	110,634
Other payables and accrued expenses	95,350

Total liabilities	93,584,744

Net assets

Capital paid-in	799,367,691
Accumulated net realized gain on investments and foreign currency translations	10,406,115
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	26,836,975
Accumulated net investment loss	(281,449)

Net assets	$836,329,332

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($524,004,877 ÷ 33,788,284 shares)	$15.51
Class B ($54,511,758 ÷ 3,516,588 shares)[1]	$15.50
Class C ($158,889,388 ÷ 10,246,641 shares)[1]	$15.51
Class I ($98,923,309 ÷ 6,377,449 shares)	$15.51

Maximum offering price per share

Class A ($15.51 ÷ 95%)[2]	$16.33

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

20	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,480,566
Dividends (net of foreign withholding taxes of $103,481)	2,567,891
Securities lending	98,383
Income from affiliated issuers	42,201

Total investment income	8,189,041

Expenses

Investment management fees (Note 3)	1,763,271
Distribution and service fees (Note 3)	1,255,559
Transfer agent fees (Note 3)	452,085
Accounting and legal services fees (Note 3)	34,403
Blue sky fees	104,702
Printing fees	34,864
Custodian fees	33,249
Professional fees	19,118
Trustees’ fees	16,360
Miscellaneous	4,652

Total expenses	3,718,263

Net investment income	4,470,778

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	11,578,828
Foreign currency transactions	(63,834)
11,514,994
Change in net unrealized appreciation (depreciation) of
Investments	(18,909,139)
Translation of assets and liabilities in foreign currencies	(214)
(18,909,353)
Net realized and unrealized loss	(7,394,359)

Decrease in net assets from operations	($2,923,581)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

Semiannual report | Balanced Fund	21

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$3,078,528	$4,470,778
Net realized gain	11,761,163	11,514,994
Change in net unrealized appreciation (depreciation)	26,718,884	(18,909,353)

Increase (decrease) in net assets resulting from operations	41,558,575	(2,923,581)

Distributions to shareholders
From net investment income
Class A	(2,445,850)	(3,193,363)
Class B	(267,780)	(194,725)
Class C	(178,527)	(479,476)
Class I	(271,906)	(844,207)
From net realized gain
Class A	(8,077,745)	—
Class B	(1,288,531)	—
Class C	(1,508,768)	—
Class I	(1,008,192)	—
	(15,047,299)	(4,711,771)
From Fund share transactions (Note 4)	179,014,696	487,169,652

Total increase	205,525,972	479,534,300

Net assets

Beginning of period	151,269,060	356,795,032

End of period[2]	$356,795,032	$836,329,332

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated of net investment loss of $40,456 and $281,449, respectively.

See notes to financial statements

22	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39	$15.67
Net investment income[3]	0.17	0.19	0.13	0.18	0.25	0.13
Net realized and unrealized gain
(loss) on investments	1.56	0.56	1.41	1.54	2.86	(0.17)
Total from investment operations	1.73	0.75	1.54	1.72	3.11	(0.04)
Less distributions
From net investment income	(0.19)	(0.23)	(0.16)	(0.20)	(0.24)	(0.12)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
Total distributions	(0.19)	(0.23)	(0.61)	(0.93)	(0.83)	(0.12)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.67	$15.51
Total return (%)[4]	18.21	6.78[5]	13.36[5]	13.75	23.45[5]	(0.27)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$88	$86	$92	$111	$241	$524
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.41	1.39	1.37	1.28	1.22	1.15[7]
Expenses net of all fee waivers, if any	1.41	1.35	1.35	1.28	1.22	1.15[7]
Expenses net of all fee waivers
and credits	1.41	1.35	1.35	1.28	1.21	1.15[7]
Net investment income	1.70	1.72	1.13	1.35	1.68	1.74[7]
Portfolio turnover (%)	60	56	88	60	43	25

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Balanced Fund	23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39	$15.66
Net investment income[3]	0.10	0.11	0.05	0.09	0.15	0.08
Net realized and unrealized gain
(loss) on investments	1.56	0.56	1.41	1.54	2.85	(0.18)
Total from investment operations	1.66	0.67	1.46	1.63	3.00	(0.10)
Less distributions
From net investment income	(0.12)	(0.15)	(0.08)	(0.11)	(0.14)	(0.06)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
Total distributions	(0.12)	(0.15)	(0.53)	(0.84)	(0.73)	(0.06)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.66	$15.50
Total return (%)[4]	17.42	6.05[5]	12.59[5]	12.97	22.54	(0.62)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$30	$27	$27	$27	$37	$55
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.11	2.08	2.07	1.97	1.91	1.85[7]
Expenses net of all fee waivers, if any	2.11	2.04	2.05	1.97	1.91	1.85[7]
Expenses net of all fee waivers
and credits	2.11	2.04	2.05	1.97	1.91	1.85[7]
Net investment income	1.00	1.03	0.43	0.66	0.98	1.03[7]
Portfolio turnover (%)	60	56	88	60	43	25

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

24	Balanced Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39	$15.67
Net investment income[3]	0.10	0.11	0.05	0.09	0.15	0.08
Net realized and unrealized gain
(loss) on investments	1.56	0.56	1.41	1.54	2.86	(0.18)
Total from investment operations	1.66	0.67	1.46	1.63	3.01	(0.10)
Less distributions
From net investment income	(0.12)	(0.15)	(0.08)	(0.11)	(0.14)	(0.06)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
Total distributions	(0.12)	(0.15)	(0.53)	(0.84)	(0.73)	(0.06)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.67	$15.51
Total return (%)[4]	17.42	6.04[5]	12.59[5]	12.96	22.60	(0.62)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$5	$6	$10	$49	$159
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.11	2.09	2.07	1.97	1.91	1.86[7]
Expenses net of all fee waivers, if any	2.11	2.05	2.05	1.97	1.91	1.86[7]
Expenses net of all fee waivers
and credits	2.11	2.05	2.05	1.97	1.91	1.86[7]
Net investment income	0.99	1.00	0.43	0.64	0.96	1.04[7]
Portfolio turnover (%)	60	56	88	60	43	25

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Balanced Fund	25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.61	$13.40	$15.67
Net investment income[3]	0.23	0.25	0.19	0.24	0.32	0.17
Net realized and unrealized gain
(loss) on investments	1.56	0.55	1.43	1.54	2.85	(0.18)
Total from investment operations	1.79	0.80	1.62	1.78	3.17	(0.01)
Less distributions
From net investment income	(0.25)	(0.28)	(0.23)	(0.26)	(0.31)	(0.15)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
Total distributions	(0.25)	(0.28)	(0.68)	(0.99)	(0.90)	(0.15)
Net asset value, end of period	$11.15	$11.67	$12.61	$13.40	$15.67	$15.51
Total return (%)[4]	18.87	7.31	14.02	14.29	23.89	(0.07)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$6	$7	$4	$30	$99
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.89	0.83	0.84	0.80	0.77	0.73[6]
Expenses net of all fee waivers, if any	0.89	0.83	0.84	0.80	0.77	0.73[6]
Expenses net of all fee waivers
and credits	0.89	0.83	0.84	0.80	0.77	0.73[6]
Net investment income	2.22	2.25	1.63	1.81	2.06	2.17[6]
Portfolio turnover (%)	60	56	88	60	43	25

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

See notes to financial statements

26	Balanced Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S.

Semiannual report | Balanced Fund	27

securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28	Balanced Fund | Semiannual report

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$571,890,896	—

Level 2 – Other Significant Observable Inputs	325,540,200	—

Level 3 – Significant Unobservable Inputs	4,147,742	—
Total	$901,578,838	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$4,427,667	—

Accrued discounts/premiums	(195,529)	—

Realized gain (loss)	(1,947,096)	—

Change in unrealized appreciation (depreciation)	(166,335)	—

Net purchases (sales)	2,940,267	—

Transfers in and/or out of Level 3	(911,232)	—
Balance as of June 30,2008	$4,147,742	—

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Semiannual report | Balanced Fund	29

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Inflation-indexed securities are fixed-income securities whose principal value is periodically adjusted according the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation-index-protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums, as well as accretion or amortization of principal of inflation-index-protected securities.

Class allocations

Income, common expenses, realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008. There was no outstanding borrowing under the line of credit on June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency

30	Balanced Fund | Semiannual report

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that, should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Stripped securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,181,454 and long-term capital gain $6,865,845. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Semiannual report | Balanced Fund	31

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000. The effective rate for the period ended June 30, 2008 is 0.60% of the Fund’s average daily net asset value. The Fund has a sub-advisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $1,949,996 with regard to sales of Class A shares. Of this amount, $359,440 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,582,577 was paid as sales commissions to unrelated broker-dealers and $7,979 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $35,464 for Class B shares and $23,715 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. There were no transfer agent fee reductions during the period ended June 30, 2008.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $4,674 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

32	Balanced Fund | Semiannual report

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$312,978	$552,660
Class B	38,520	226,766
Class C	80,903	476,133
Class I	19,684	—
Total	$452,085	$1,255,559

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $34,403 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	8,475,361	$130,266,599	21,493,788	$336,142,144
Distributions reinvested	632,302	9,707,323	189,507	2,925,152
Repurchased	(2,007,336)	(29,068,477)	(3,253,352)	(50,638,470)
Net increase	7,100,327	$110,905,445	18,429,943	$288,428,826

Class B shares

Sold	967,628	$14,747,147	1,600,000	$24,959,033
Distributions reinvested	92,270	1,417,408	11,127	171,487
Repurchased	(686,774)	(10,000,141)	(459,460)	(7,142,413)
Net increase	373,124	$6,164,414	1,151,667	$17,988,107

Class C shares

Sold	2,545,086	$39,455,075	7,469,144	$117,080,815
Distributions reinvested	102,065	1,574,446	29,078	450,914
Repurchased	(248,198)	(3,676,913)	(391,234)	(6,072,812)
Net increase	2,398,953	$37,352,608	7,106,988	$111,458,917

Class I shares

Sold	1,607,576	$24,615,818	4,664,958	$72,392,361
Distributions reinvested	74,799	1,152,427	46,042	708,924
Repurchased	(80,062)	(1,176,016)	(242,580)	(3,807,483)
Net increase	1,602,313	$24,592,229	4,468,420	$69,293,802

Net increase	11,474,717	$179,014,696	31,157,018	$487,169,652

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $522,176,101 and $110,857,894, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $66,221,533 and $29,889,698, respectively, during the period ended June 30, 2008.

Semiannual report | Balanced Fund	33

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Balanced Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Balanced Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

34	Balanced Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was equal to or higher than the median performance of the Peer Group and Category, and its benchmark indices, the Standard & Poor’s 500 Index and Lehman Brothers US Government/Credit Bond.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board viewed favorably that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Semiannual report | Balanced Fund	35

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

36	Balanced Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York Mellon
James R. Boyle**		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*
Patti McGill Peterson*	John G. Vrysen	Transfer agent
Steven R. Pruchansky	Chief Operating Officer	John Hancock Signature
**Non-Independent Trustee		Services, Inc.
*Members of the Audit Committee	Investment adviser	P.O. Box 9510
	John Hancock Advisers, LLC	Portsmouth, NH 03802-9510
Officers	601 Congress Street
Keith F. Hartstein	Boston, MA 02210-2805
President and		Legal counsel
Chief Executive Officer	Subadviser	K&L Gates LLP
	MFC Global Investment	One Lincoln Street
Thomas M. Kinzler	Management (U.S.), LLC	Boston, MA 02111-2950
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Balanced Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	360SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock
MUTUAL FUNDS

John Hancock
Large Capital Equity Fund

Semiannual Report
6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	10-4-49	16.75%	17.58%	7.19%	—	2.14%	16.75%	124.69%	100.33%	—

B	8-22-91	16.99	17.69	7.11	—	2.12	16.99	125.78	98.71	—

C	5-1-98	20.99	17.90	6.95	—	6.12	20.99	127.78	95.74	—

I1	3-1-01	23.34	19.51	—	6.38%	7.72	23.34	143.79	—	57.35%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.14%, Class B — 1.89%, Class C — 1.90%, Class I — 0.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

6	Large Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	6-30-98	$19,871	$19,871	$13,287

C2	6-30-98	19,574	19,574	13,287

I3	3-1-01	15,735	15,735	11,736

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | Large Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period 6-30-08[1]

Class A	$1,000.00	$1,037.50	$5.62

Class B	1,000.00	1,035.60	9.41

Class C	1,000.00	1,035.60	9.47

Class I	1,000.00	1,038.60	3.75

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period 6-30-08[1]

Class A	$1,000.00	$1,009.70	$5.47

Class B	1,000.00	1,007.90	9.16

Class C	1,000.00	1,007.85	9.22

Class I	1,000.00	1,010.60	3.65

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.09%, 1.83%, 1.84% and 0.73% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Large Cap Equity Fund	9

Portfolio summary

Top 10 holdings[1]

Barrick Gold Corp.	4.9%	News Corp. (Class B)	3.8%

Sasol, Ltd.	4.6%	Canadian Natural Resources, Ltd.	3.7%

Archer-Daniels-Midland Co.	4.6%	Southwestern Energy Co.	3.4%

Suncor Energy, Inc.	4.3%
		Freeport-McMoRan Copper &
Equitable Resources, Inc.	3.8%	Gold, Inc. (Class B)	3.3%

Bunge, Ltd.	3.8%

Sector distribution[1,2]

Energy	30%	Consumer discretionary	7%

Materials	17%	Health care	4%

Financials	12%	Industrials	3%

Information technology	11%	Utilities	3%

Consumer staples	9%	Other	4%

Country diversification[1]

United States	60%	Cayman Islands	3%

Canada	17%	Switzerland	1%

Brazil	5%	Germany	1%

South Africa	5%	Hong Kong	1%

Bermuda	4%	Other	3%

1 As a percentage of net assets on June 30, 2008

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Large Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into four main categories: bonds, common stocks, warrants and short-term investments. The bonds, common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.38%					$12,677,985

(Cost $13,978,319)

Airlines 0.00%					140,000

Northwest Airlines, Inc.,
Conv Sr Note (G)	7.625%	11-15-23	D	$3,000	15,000
Gtd Conv Sr Note (G)	Zero	05-15-23	D	25,000	125,000

Thrifts & Mortgage Finance 0.38%					12,537,985

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO (P)	2.078	05-25-47	AAA	72,334	4,046,173

Harborview Mortgage Loan Trust,
CMO-REMIC Ser 2005-10-X IO (P)	3.309	11-19-35	AAA	166,178	3,427,416

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser Ser 2005-Q02
Class X IO	1.212	09-25-45	AAA	202,576	5,064,396

Issuer	Shares	Value

Common stocks 95.24%		$3,157,427,254

(Cost $2,928,028,672)

Agricultural Products 8.29%		274,848,911

Archer-Daniels-Midland Co.	4,458,810	150,484,838

Bunge, Ltd. (L)	1,154,834	124,364,073

Airlines 0.56%		18,414,374

Northwest Airlines Corp. (I)	2,764,921	18,414,374

Aluminum 1.34%		44,413,477

Alcoa, Inc.	1,119,422	39,873,812

Norsk Hydro ASA	310,936	4,539,665

Asset Management & Custody Banks 2.99%		99,231,341

State Street Corp.	1,550,732	99,231,341

Biotechnology 0.46%		15,213,156

OSI Pharmaceuticals, Inc. (I)(L)	368,179	15,213,156

Casinos & Gaming 0.51%		16,871,390

Melco Crown Entertainment, Ltd., ADR (I)(L)	1,810,235	16,871,390

See notes to financial statements

Semiannual report | Large Cap Equity Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Coal & Consumable Fuels 0.09%		$2,839,680

International Coal Group, Inc. (I)(L)	217,600	2,839,680

Communications Equipment 1.64%		54,406,245

Corning, Inc.	2,344,356	54,037,406

Nortel Networks Corp. (I)	44,871	368,839

Computer & Electronics Retail 2.83%		93,926,527

Best Buy Co., Inc.	2,371,882	93,926,527

Computer Storage & Peripherals 3.15%		104,482,721

Brocade Communications Systems, Inc. (I)	4,813,208	39,660,834

EMC Corp. (I)	4,412,654	64,821,887

Construction & Engineering 0.77%		25,589,065

KBR, Inc. (I)	733,001	25,589,065

Data Processing & Outsourced Services 0.53%		17,648,895

Wright Express Corp. (I)	711,649	17,648,895

Diversified Banks 1.01%		33,473,849

Banco Bradesco SA, ADR	1,636,063	33,473,849

Diversified Chemicals 0.81%		26,717,869

Bayer AG (I)	318,140	26,717,869

Diversified Metals & Mining 5.15%		170,671,724

Avalon Ventures, Ltd. (I)(K)	665,280	1,174,369

Freeport-McMoRan Copper & Gold, Inc. (Class B)	944,632	110,701,424

Nothern Dynasty Minerals, Ltd. (I)(L)	457,970	3,677,499

Silver Standard Resources, Inc. (I)(L)	1,908,629	54,682,221

Titanium Resources, Inc. (I)	948,050	436,211

Electrical Components & Equipment 1.29%		42,751,306

ABB, Ltd. (I)	1,509,580	42,751,306

Gas Utilities 3.77%		124,825,329

Equitable Resources, Inc.	1,807,491	124,825,329

Gold 9.62%		319,090,584

Barrick Gold Corp.	3,551,210	161,580,053

Franco-Nevada Corp.	1,902,957	46,094,968

Goldcorp, Inc.	645,742	29,813,908

Kinross Gold Corp.	266,641	6,295,394

Newmont Mining Corp.	1,443,755	75,306,261

Health Care Equipment 0.61%		20,362,265

Kinetic Concepts, Inc. (I)	424,428	16,938,921

NMT Medical, Inc. (I)(L)(S)(W)	733,050	3,423,344

Industrial Gases 0.17%		5,500,000

Brazil Ethanol, Inc. (I)(S)	500,000	5,500,000

Integrated Oil & Gas 9.53%		315,899,446

Petroleo Brasileiro SA, ADR	322,734	22,859,249

Sasol, Ltd., ADR	2,559,658	150,866,243

Suncor Energy, Inc.	2,446,214	142,173,954

See notes to financial statements

12	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Internet Software & Services 2.75%		$91,110,376

eBay, Inc. (I)	3,333,713	91,110,376

Investment Banking & Brokerage 3.54%		117,205,663

Charles Schwab Corp.	3,662,500	75,227,750

Nasdaq Stock Market, Inc. (I)	1,581,089	41,977,913

Life & Health Insurance 1.90%		62,881,727

Prudential Financial, Inc.	1,052,590	62,881,727

Managed Health Care 0.96%		31,832,602

Aetna, Inc.	600,100	24,322,053

WellPoint, Inc. (I)	157,586	7,510,549

Multi-Media 3.74%		124,025,375

News Corp. (Class B)	8,079,829	124,025,375

Oil & Gas Drilling 2.65%		87,971,242

Transocean, Inc. (I)	577,277	87,971,242

Oil & Gas Equipment & Services 4.24%		140,642,232

Halliburton Co.	444,500	23,589,615

Schlumberger, Ltd.	214,924	23,089,285

Smith International, Inc.	1,130,182	93,963,332

Oil & Gas Exploration & Production 9.77%		323,916,667

Canadian Natural Resources, Ltd.	1,224,745	122,780,686

Denbury Resources, Inc. (I)	2,227,338	81,297,837

McMoRan Exploration Co. (I)(L)	62,618	1,723,247

Petrolifera Petroleum, Ltd. (I)	40,817	347,847

Southwestern Energy Co. (I)	2,390,149	113,794,994

Warren Resources, Inc. (I)	270,576	3,972,056

Oil & Gas Storage & Transportation 1.50%		49,801,916

Southern Union Co.	1,385,742	37,442,749

Williams Cos., Inc.	306,603	12,359,167
Packaged Foods & Meats 0.91%		30,313,235

Sadia SA, ADR (L)	1,420,489	30,313,235

Personal Products 0.35%		11,640,777

American Oriental Bioengineering, Inc. (I)	1,179,410	11,640,777

Pharmaceuticals 1.53%		50,802,677

Anesiva, Inc. (I)(L)	320,000	944,000

Cephalon, Inc. (I)	450,895	30,070,187

Elan Corp., ADR (I)	60,402	2,147,291

Endo Pharmaceuticals Holdings, Inc. (I)	675,719	16,345,643

Inspire Pharmaceuticals, Inc. (I)	302,700	1,295,556

Precious Metals & Minerals 0.03%		1,119,362

Gammon Gold, Inc. (I)	103,167	1,119,362

See notes to financial statements

Semiannual report | Large Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value
Property & Casualty Insurance 1.38%			$45,693,937

Berkshire Hathaway, Inc. (Class B) (I)		6,000	24,072,000

Progressive Corp.		1,155,018	21,621,937

Systems Software 2.56%			84,706,701

Microsoft Corp.		3,079,124	84,706,701

Trading Companies & Distributors 1.60%			52,965,983

Bovespa Holdings SA (I)		4,288,372	52,965,983

Water Utilities 0.71%			23,618,628

Companhia de Saneamento Basico do Estado de Sao Paulo
(SABESP) SA, ADR (I)		461,662	23,618,628

Issuer		Shares	Value

Warrants 0.00%			$64,554

(Cost $0)
Diversified Metals & Mining 0.00%			64,554

Avalon Ventures, Ltd. (Canada) (B)(I)		332,640	64,554

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 8.27%			$274,186,803

(Cost $274,186,803)
Joint Repurchase Agreement 3.77%			124,990,000

Joint Repurchase Agreement with Bank of America
Corp. dated 6-30-08 at 1.50% to be repurchased
at $124,995,208 on 7-1-08, collateralized by
$U.S. Treasury Inflation Indexed Note 1.875%
on 7-15-13 (valued at $127,489,800
including interest).		$124,990	124,990,000

		Shares
Cash Equivalents 4.50%			149,196,803

John Hancock Cash Investment Trust (T)(W)	2.5657% (Y)	149,196,803	149,196,803

Total investments (Cost $3,216,193,793)† 103.89%			$3,444,356,596

Other assets and liabilities, net (3.89%)			($128,897,945)

Total net assets 100.00%			$3,315,458,651

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

14	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

IO Interest-Only Security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $64,554 as of June 30, 2008.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information to these securities is shown below:

			Value as a
			percentage	Value as of
	Acquisition	Acquisition	of Fund’s	June 30,
Issuer	date	cost	net assets	2008

Avalon Ventures, Ltd.	11-21-07	$1,067,092	0.03%	$1,174,369

(L) All or a portion of this security is on loan as of June 30, 2008

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,923,344 or 0.27% of the net assets of the Fund as of June 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or the Fund owns 5% or more of the outstanding voting securities of the issuer.

(Y) Represents current yield on June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $3,219,156,542. Net unrealized appreciation aggregated $225,200,054, of which $434,722,703 related to appreciated investment securities and $209,522,649 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,057,775,385) including
$146,271,375 of securities loaned (Note 2)	$3,291,736,449
Investments in affiliated issuers, at value (Cost $158,418,408)	152,620,147

Total investments, at value (Cost $3,216,193,793)	3,444,356,596
Foreign currency at value (Cost $7,726)	7,635
Cash	19,462
Receivable for shares sold	30,905,984
Dividends and interest receivable	2,192,757
Receivable for forward foreign currency exchange contracts (Note 2)	857,277
Receivable from affiliates	125,230
Other assets	23,709

Total assets	3,478,488,650

Liabilities

Payable for shares repurchased	10,198,667
Payable upon return of securities loaned (Note 2)	149,196,803
Payable for forward foreign currency exchange contracts (Note 2)	369,602
Payable to affiliates
Management fees	1,639,025
Distribution and service fees	894,925
Other	432,631
Other payables and accrued expenses	298,346

Total liabilities	163,029,999

Net assets

Capital paid-in	3,254,703,858
Accumulated net realized loss on investments	(166,460,169)
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currencies	228,655,174
Accumulated net investment loss	(1,440,212)

Net assets	$3,315,458,651

See notes to financial statements

16	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,218,616,297 ÷ 72,659,601 shares)	$30.53
Class B ($184,588,476 ÷ 6,524,193 shares)[1]	$28.29
Class C ($390,821,968 ÷ 13,815,831 shares)[1]	$28.29
Class I ($521,431,910 ÷ 16,531,407 shares)	$31.54

Maximum offering price per share

Class A ($30.53 ÷ 95%)[2]	$32.14

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $355,614)	$10,473,823
Interest	2,646,919
Securities lending	455,431
Income from affiliated issuers	252,042

Total investment income	13,828,215

Expenses

Investment management fees (Note 3)	8,087,514
Distribution and service fees (Note 3)	4,418,436
Transfer agent fees (Note 3)	1,895,512
Accounting and legal services fees (Note 3)	142,081
Blue sky fees	234,833
Custodian fees	84,797
Printing fees	78,311
Trustees’ fees	75,674
Professional fees	28,627
Miscellaneous	36,978

Total expenses	15,082,763
Less expense reductions (Note 3)	(19,920)

Net expenses	15,062,843

Net investment loss	(1,234,628)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	252,037,430
Options written	(5,041,163)
Foreign currency transactions	22,922,297
269,918,564
Change in net unrealized appreciation (depreciation) of
Investments	(103,102,510)
Investments in affiliated issuers	(5,798,261)
Translation of assets and liabilities in foreign currencies	490,277
(108,410,494)
Net realized and unrealized gain	161,508,070

Increase in net assets from operations	$160,273,442

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

18	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$581,417	($1,234,628)
Net realized gain	73,262,082	269,918,564
Change in net unrealized appreciation (depreciation)	211,927,619	(108,410,494)

Increase in net assets resulting from operations	285,771,118	160,273,442

Distributions to shareholders
From net investment income
Class I	(93,517)	—

From Fund share transactions (Note 4)	881,005,855	1,370,606,277

Total increase	1,166,683,456	1,530,879,719

Net assets

Beginning of period	617,895,476	1,784,578,932

End of period[2]	$1,784,578,932	$3,315,458,651

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment loss of $205,584 and $1,440,212, respectively.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$11.85	$14.61	$15.19	$17.66	$21.23	$28.40
Net investment income (loss)[3]	0.01	0.06	(0.02)	(0.04)	0.04	—[4]
Net realized and unrealized
gain on investments	2.75	0.54	2.49	3.61	7.13	2.13
Total from investment operations	2.76	0.60	2.47	3.57	7.17	2.13
Less distributions
From net investment income	—	(0.02)	—	—	—	—
Total distributions	—	(0.02)	—	—	—	—
Net asset value, end of period	$14.61	$15.19	$17.66	$21.23	$28.40	$30.53
Total return (%)[5]	23.29	4.14[6]	16.26[6]	20.22[6]	33.77	7.50[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$376	$325	$343	$463	$1,182	$2,219
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.35	1.34	1.30	1.23	1.14	1.09[8]
Expenses net of all fee waivers, if any	1.35	1.29	1.25	1.21	1.14	1.09[8]
Expenses net of all fee waivers
and credits	1.35	1.29	1.25	1.21	1.14	1.09[8]
Net investment income (loss)	0.10	0.44	(0.12)	(0.22)	0.15	(0.02)[8]
Portfolio turnover (%)	140	97	74	78	40	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

20	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$11.42	$13.98	$14.45	$16.67	$19.89	$26.41
Net investment loss[3]	(0.08)	(0.05)	(0.13)	(0.18)	(0.15)	(0.10)
Net realized and unrealized
gain on investments	2.64	0.52	2.35	3.40	6.67	1.98
Total from investment operations	2.56	0.47	2.22	3.22	6.52	1.88
Net asset value, end of period	$13.98	$14.45	$16.67	$19.89	$26.41	$28.29
Total return (%)[4]	22.42	3.36[5]	15.36[5]	19.32[5]	32.78	7.12[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$267	$196	$153	$118	$156	$185
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.10	2.09	2.06	1.98	1.89	1.83[7]
Expenses net of all fee waivers, if any	2.10	2.04	2.01	1.96	1.89	1.83[7]
Expenses net of all fee waivers
and credits	2.10	2.04	2.01	1.96	1.89	1.83[7]
Net investment loss	(0.66)	(0.35)	(0.88)	(0.98)	(0.63)	(0.76)[7]
Portfolio turnover (%)	140	97	74	78	40	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$11.42	$13.98	$14.45	$16.67	$19.89	$26.41
Net investment loss[3]	(0.08)	(0.05)	(0.13)	(0.18)	(0.14)	(0.11)
Net realized and unrealized
gain on investments	2.64	0.52	2.35	3.40	6.66	1.99
Total from investment operations	2.56	0.47	2.22	3.22	6.52	1.88
Net asset value, end of period	$13.98	$14.45	$16.67	$19.89	$26.41	$28.29
Total return (%)[4]	22.42	3.36[5]	15.36[5]	19.32[5]	32.78[5]	7.12[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$35	$25	$20	$34	$176	$391
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.10	2.09	2.06	1.98	1.90	1.84[7]
Expenses net of all fee waivers, if any	2.10	2.04	2.01	1.96	1.89	1.84[7]
Expenses net of all fee waivers
and credits	2.10	2.04	2.01	1.96	1.89	1.84[7]
Net investment loss	(0.66)	(0.36)	(0.87)	(0.97)	(0.58)	(0.78)[7]
Portfolio turnover (%)	140	97	74	78	40	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

22	Large Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$11.91	$14.87	$15.46	$18.05	$21.80	$29.28
Net investment income[3]	0.08	0.15	0.06	0.11	0.19	0.05
Net realized and unrealized
gain on investments	2.88	0.54	2.53	3.64	7.30	2.21
Total from investment operations	2.96	0.69	2.59	3.75	7.49	2.26
Less distributions
From net investment income	—	(0.10)	—	—	(0.01)	—
Total distributions	—	(0.10)	—	—	(0.01)	—
Net asset value, end of period	$14.87	$15.46	$18.05	$21.80	$29.28	$31.54
Total return (%)[4]	24.85	4.68	16.75	20.78	34.36	7.72[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]	—[7]	$4	$271	$521
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.84	0.79	0.78	0.77	0.76	0.73[8]
Expenses net of all fee waivers, if any	0.84	0.79	0.78	0.77	0.75	0.73[8]
Expenses net of all fee waivers
and credits	0.84	0.79	0.78	0.77	0.75	0.73[8]
Net investment income	0.62	0.98	0.35	0.54	0.69	0.35[8]
Portfolio turnover (%)	140	97	74	78	40	43

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Large Cap Equity Fund	23

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

24	Large Cap Equity Fund | Semiannual report

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Large Cap Equity Fund	25

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$3,272,795,608	—

Level 2 — Other Significant Observable Inputs	153,398,003	$487,675

Level 3 — Significant Unobservable Inputs	18,162,985	—
Total	$3,444,356,596	$487,675

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$2,063,471	—

Accrued discounts/premiums	(669,405)	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	845,361	—

Net purchases (sales)	17,079,529	—

Transfers in and/or out of Level 3	(1,155,971)	—
Balance as of June 30, 2008	$18,162,985	—

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settle ment dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the

26	Large Cap Equity Fund | Semiannual report

ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Semiannual report | Large Cap Equity Fund	27

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Open forward foreign currency contracts as of June 30, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Sells
Canadian Dollar	($419,998,477)	Sep 2008	$857,277
Euro	(17,779,561)	Sep 2008	(369,602)

			$487,675

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $433,415,811 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2010.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or

28	Large Cap Equity Fund | Semiannual report

diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $93,517. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) .60% in excess of $3,000,000,000 of the Fund’s daily net asset value. The effective rate for the period ended June 30, 2008 is 0.624% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $4,283,245 with regard to sales of Class A shares. Of this amount, $809,618

Semiannual report | Large Cap Equity Fund	29

was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,455,888 was paid as sales commissions to unrelated broker-dealers and $17,739 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $95,922 for Class B shares and $89,011 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $19,920 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$1,434,544	$2,175,792
Class B	134,867	850,891
Class C	225,396	1,391,753
Class I	100,705	—
Total	$1,895,512	$4,418,436

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $142,081 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

30	Large Cap Equity Fund | Semiannual report

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	24,383,045	$630,086,340	40,005,331	$1,195,492,183
Repurchased	(4,550,270)	(113,430,694)	(8,972,504)	(268,970,584)
Net increase	19,832,775	$516,655,646	31,032,827	$926,521,599

Class B shares

Sold	1,879,974	$45,384,056	1,703,596	$47,580,020
Repurchased	(1,909,115)	(43,373,238)	(1,074,143)	(29,790,049)
Net increase (decrease)	(29,141)	$2,010,818	629,453	$17,789,971

Class C shares

Sold	5,429,774	$131,302,752	8,152,264	$227,933,209
Repurchased	(457,761)	(10,734,097)	(995,901)	(27,532,275)
Net increase	4,972,013	$120,568,655	7,156,363	$200,400,934

Class I shares

Sold	9,576,765	$255,414,417	9,451,051	$293,609,921
Distributions reinvested	3,014	86,521	—	—
Repurchased	(505,745)	(13,730,202)	(2,174,405)	(67,716,148)
Net increase	9,074,034	$241,770,736	7,276,646	$225,893,773

Net increase	33,849,681	$881,005,855	46,095,289	$1,370,606,277

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $2,474,454,074 and $1,033,282,291, respectively.

Note 6
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended June 30, 2008, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	loss	income	value

NMT Medical, Inc.
bought: none,
sold: none	733,050	733,050	—	—	$3,423,344

Total			—	—	$3,423,344

Semiannual report | Large Cap Equity Fund	31

Board Consideration of and
Continuation of Investment Advisory Agreement
and Subadvisory Agreement:
John Hancock Large Cap
Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvi-sory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Large Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

32   Large Cap Equity Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was higher than the median performance of the Peer Group and Category, and its benchmark index, the Standard & Poor’s 500 Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the median rate of Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Semiannual report | Large Cap Equity Fund	33

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

34	Large Cap Equity Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*
Patti McGill Peterson*	John G. Vrysen	Transfer agent
Steven R. Pruchansky	Chief Operating Officer	John Hancock Signature
*Members of the Audit Committee		Services, Inc.
†Non-Independent Trustee	Investment adviser	P.O. Box 9510
	John Hancock Advisers, LLC	Portsmouth, NH 03802-9510
601 Congress Street
Boston, MA 02210-2805
Officers		Legal counsel
Keith F. Hartstein	Subadviser	K&L Gates LLP
President and	MFC Global Investment	One Lincoln Street
Chief Executive Officer	Management (U.S.), LLC	Boston, MA 02111-2950
101 Huntington Avenue
Thomas M. Kinzler	Boston, MA 02199
Secretary and Chief Legal Officer

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Large Cap Equity Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	500SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock

MUTUAL FUNDS

John Hancock

Small Cap Intrinsic Value Fund

Semiannual Report

6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	2-28-05	–23.67%	—	—	9.03%	–19.75%	–23.67%	—	—	33.42%

B	2-28-05	–24.09	—	—	9.30	–20.03	–24.09	—	—	34.53

C	2-28-05	–21.03	—	—	10.03	–16.66	–21.03	—	—	37.53

I1	2-28-05	–19.29	—	—	11.19	–15.29	–19.29	—	—	42.44

NAV[1]	5-1-07	–19.20	—	—	–15.55	–15.29	–19.20	—	—	–17.87

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.54%, Class B — 2.24%, Class C — 2.24%, Class I — 1.10%, Class NAV — 0.94%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

6	Small Cap Intrinsic Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$13,753	$13,453	$11,329

C2	2-28-05	13,753	13,753	11,329

I3	2-28-05	14,244	14,244	11,329

NAV[3]	5-1-07	8,213	8,213	8,578

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of June 30, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Small Cap Intrinsic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 1008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during period
	on 1-1-08	on 6-30-08	ended 6-30-08[1]

Class A	$1,000.00	$844.70	$6.83

Class B	1,000.00	841.80	10.26

Class C	1,000.00	841.80	10.07

Class I	1,000.00	847.10	4.64

Class NAV	1,000.00	847.10	4.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Intrinsic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-08	on 6-30-08	ended 6-30-08[1]

Class A	$1,000.00	$1,017.50	$7.47

Class B	1,000.00	1,013.70	11.22

Class C	1,000.00	1,013.90	11.02

Class I	1,000.00	1,019.80	5.07

Class NAV	1,000.00	1,020.20	4.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.49%, 2.24%, 2.20%, 1.01% and 0.93% for Class A, Class B, Class C, Class I, and Class NAV respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Small Cap Intrinsic Value Fund	9

Portfolio summary

Top 10 holdings[1]

Wright Express Corp.	6.1%	Seaboard Corp.	4.4%

Warren Resources, Inc.	5.1%	Brocade Communications Systems, Inc.	4.1%

FNX Mining Co., Inc.	4.7%	TXCO Resources, Inc.	3.7%

The Knot, Inc.	4.6%	TradeStation Group, Inc.	3.6%

RealNetworks, Inc.	4.5%	American Oriental Bioengineering, Inc.	3.3%

Sector distribution[1,2]

Information technology	26%	Consumer staples	10%

Energy	13%	Consumer discretionary	6%

Financials	12%	Health care	5%

Materials	11%	Utilities	5%

Industrials	10%	Telecommunication services	2%

Country concentration[1]

United States	71%

Canada	15%

Hong Kong	5%

Marshall Islands	3%

Brazil	1%

Other	5%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into three main categories: common stocks, warrants and short-term investments. The common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.33%		$504,424,492

(Cost $615,970,561)

Airlines 0.38%		1,906,649

Pinnacle Airlines Corp. (I)(L)	603,370	1,906,649

Apparel Retail 0.78%		3,923,190

Joe’s Jeans, Inc. (I)(L)	2,571,558	3,034,438

NexCen Brands, Inc. (I)(L)	1,586,773	888,752

Application Software 0.74%		3,726,895

Sonic Solutions (I)(L)	625,318	3,726,895

Biotechnology 0.26%		1,317,744

Vanda Pharmaceuticals, Inc. (I)(L)	400,530	1,317,744

Broadcasting & Cable TV 3.05%		15,315,775

DG Fastchannel, Inc. (I)(L)	887,871	15,315,775

Casinos & Gaming 1.69%		8,492,216

Melco Crown Entertainment Ltd., ADR (I)(L)	911,182	8,492,216

Communications Equipment 1.72%		8,636,578

MRV Communications, Inc. (I)(L)	7,257,629	8,636,578

Computer Storage & Peripherals 4.07%		20,478,411

Brocade Communications Systems, Inc. (I)	2,485,244	20,478,411

Data Processing & Outsourced Services 6.07%		30,522,197

Wright Express Corp. (I)	1,230,734	30,522,197

Diversified Commercial & Professional Services 0.83%		4,179,513

Global Brands Acquisition Corp. (I)	424,316	4,179,513

Diversified Financial Services 2.37%		11,931,188

BGC Partners, Inc. (Class A) (I)	1,018,369	7,688,686

Melco International Development Ltd.	1,800,000	1,731,380

Pinetree Capital Ltd. (I)	1,103,703	2,511,122

Diversified Metals & Mining 9.33%		46,895,254

Anvil Mining Ltd. (I)	387,907	3,651,963

FNX Mining Co., Inc. (I)	1,006,674	23,792,138

Sherritt International Corp.	940,870	14,163,337

Silver Standard Resources, Inc. (I)(L)	184,566	5,287,816

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Footwear 1.41%		$7,079,391

Prime Success International Group Ltd.	12,807,373	7,079,391

Gold 1.41%		7,100,755

Agrenco, Ltd. (I)	7,391,700	7,100,755

Health Care Equipment 0.50%		2,501,103

NMT Medical, Inc. (I)	535,568	2,501,103

Highways & Railtracks 1.47%		7,388,899

Road King Infrastructure, Ltd.	6,599,435	7,388,899

Industrial Conglomerates 4.50%		22,622,807

Seaboard Corp.	14,349	22,255,299

Shermen WSC Acquisition Corp. (I)	2,625,054	367,508

Industrial Gases 0.28%		1,424,082

Brazil Ethanol, Inc. (I)(S)	129,462	1,424,082

Insurance Brokers 2.80%		14,092,786

eHealth, Inc. (I)	798,006	14,092,786

Internet Software & Services 11.04%		55,499,746

Drugstore.com, Inc. (I)	1,282,936	2,437,579

RADVision Ltd. (I)	346,410	2,109,637

RealNetworks, Inc. (I)	3,414,262	22,534,129

Shutterfly, Inc. (I)(L)	450,057	5,495,196

The Knot, Inc. (I)(L)(W)	2,343,886	22,923,205

Investment Banking & Brokerage 3.58%		17,998,487

TradeStation Group, Inc. (I)	1,773,250	17,998,487

Marine 5.92%		29,758,117

Alexander & Baldwin, Inc.	203,450	9,267,147

Diana Shipping, Inc. (L)	434,708	13,349,883

Oceanfreight, Inc.	308,204	7,141,087

Multi-Sector Holdings 2.29%		11,532,021

Pico Holdings, Inc. (I)(L)	265,409	11,532,021

Oil & Gas Exploration & Production 8.76%		44,058,277

TXCO Resources, Inc. (I)(L)	1,577,587	18,552,423

Warren Resources, Inc. (I)(L)	1,737,456	25,505,854

Oil & Gas Storage & Transportation 2.34%		11,745,675

Southern Union Co.	434,703	11,745,675

Packaged Foods & Meats 3.95%		19,869,961

Diamond Foods, Inc.	631,343	14,546,143

Sadia SA, ADR (L)	249,476	5,323,818

Paper Packaging 0.50%		2,533,450

Boise, Inc. (I)(L)	658,039	2,533,450

Personal Products 5.12%		25,717,705

American Oriental Bioengineering, Inc. (I)	1,698,653	16,765,705

Nu Skin Enterprises, Inc.	600,000	8,952,000

See notes to financial statements

12	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Pharmaceuticals 0.57%		$2,841,668

Anesiva, Inc. (I)(L)	481,745	1,421,148

Novabay Pharmaceuticals, Inc. (I)	710,260	1,420,520

Precious Metals & Minerals 5.10%		25,623,131

Apex Silver Mines, Ltd. (I)(L)	356,191	1,748,898

Gammon Gold, Inc. (I)(L)	1,421,434	15,422,559

Minefinders Corp. Ltd. (I)(L)	812,661	8,451,674

Property & Casualty Insurance 1.18%		5,952,658

Zenith National Insurance Corp.	169,302	5,952,658

Restaurants 1.81%		9,089,927

Carrols Restaurant Group, Inc. (I)(W)	1,751,431	9,089,927

Semiconductors 0.61%		3,071,589

Kopin Corp. (I)	1,070,240	3,071,589

Specialty Chemicals 0.52%		2,591,146

Omnova Solutions, Inc. (I)	932,067	2,591,146

Technology Distributors 1.32%		6,617,649

Descartes Systems Group, Inc. (I)	1,973,104	6,617,649

Thrifts & Mortgage Finance 1.48%		7,461,497

Brookline Bancorp, Inc.	349,010	3,333,045

Northeast Community Bancorp, Inc.	367,300	4,128,452

Wireless Telecommunication Services 0.58%		2,926,355

TerreStar Corp. (I)	735,265	2,926,355

Issuer	Shares	Value

Warrants 0.02%		$119,974

(Cost $947,997)

Paper Packaging 0.02%		119,974

Boise, Inc. (I)	428,481	119,974

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 17.17%		$86,294,142

(Cost $86,294,142)
Joint Repurchase Agreement 1.01%		5,041,000

Joint Repurchase Agreement with Bank of
America Corp. dated 6-30-08 at 1.50% to
be repurchased at $5,041,210 on 7-1-08,
collateralized by $4,130,004 U.S. Treasury
Inflation Indexed Noted 1.875% on 7-15-13
(valued at $5,141,820 including interest).	$5,041	5,041,000

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest
	rate	Shares	Value
Cash Equivalents 16.16%			$81,253,142

John Hancock Cash Investment Trust (T)(W)	2.5657% (Y)	81,253,142	81,253,142

Total investments (Cost $703,212,700)† 117.52%			$590,838,608

Other assets and liabilities, net (17.52%)			($88,084,121)

Total net assets 100.00%			$502,754,487

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of June 30, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,424,082 or 0.283% of the net assets of the Fund as of June 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $704,983,694. Net unrealized depreciation aggregated $114,145,086, of which $25,225,035 related to appreciated investment securities and $139,370,121 related to depreciated investment securities.

See notes to financial statements

14	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $562,539,695) including
$79,659,943 of securities loaned (Note 2)	$477,572,334
Investments in affiliated issuers, at value (Cost $140,673,005)	113,266,274

Total investments, at value (Cost $703,212,700)	590,838,608
Foreign currency at value (Cost $60,488)	61,070
Cash	521
Receivable for investments sold	3,331,571
Receivable for shares sold	1,616,380
Dividends and interest receivable	167,567
Receivable from affiliates	5,749

Total assets	596,021,466

Liabilities

Payable for investments purchased	7,894,516
Payable for shares repurchased	3,526,105
Payable upon return of securities loaned (Note 2)	81,253,142
Payable to affiliates
Management fees	394,721
Distribution and service fees	96,464
Other	60,329
Other payables and accrued expenses	41,702

Total liabilities	93,266,979

Net assets

Capital paid-in	613,674,190
Accumulated net realized gain on investments and foreign currency transactions	733,737
Net unrealized depreciation of investments and translation of assets
and liabilities in foreign currencies	(112,373,694)
Accumulated net investment income	720,254

Net assets	$502,754,487

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($215,176,617 ÷ 17,357,295 shares)	$12.40
Class B ($7,309,587 ÷ 602,842 shares)[1]	$12.13
Class C ($42,453,466 ÷ 3,499,820 shares)[1]	$12.13
Class I ($109,667,722 ÷ 8,720,650 shares)	$12.58
Class NAV ($128,147,095 ÷ 10,186,200 shares)	$12.58

Maximum offering price per share

Class A ($12.40 ÷ 95%)[2]	$13.05

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,743,193
Securities lending	389,169
Income from affiliated issuers	180,777
Interest	78,988

Total investment income	4,392,127

Expenses

Investment management fees (Note 3)	2,341,422
Distribution and service fees (Note 3)	579,837
Transfer agent fees (Note 3)	285,152
Accounting and legal services fees (Note 3)	28,052
Blue sky fees	64,767
Custodian fees	31,806
Printing fees	30,387
Professional fees	11,608
Trustees’ fees	5,566
Miscellaneous	12,310

Total expenses	3,390,907
Less expense reductions (Note 3)	(3,829)

Net expenses	3,387,078

Net investment income	1,005,049

Realized and unrealized gain (loss)

Net realized loss on
Investments	(5,682,686)
Foreign currency transactions	(500,674)
(6,183,360)
Change in net unrealized appreciation (depreciation) of
Investments	(80,868,261)
Translation of assets and liabilities in foreign currencies	395
(80,867,866)
Net realized and unrealized loss	(87,051,226)

Decrease in net assets from operations	($86,046,177)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

16	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$408,362	$1,005,049
Net realized gain (loss)	20,501,518	(6,183,360)
Change in net unrealized appreciation (depreciation)	(35,302,218)	(80,867,866)

Decrease in net assets resulting from operations	(14,392,338)	(86,046,177)

Distributions to shareholders
From net investment income
Class I	(30,650)	—
Class NAV	(272,787)	—
From net realized gain
Class A	(4,789,199)	—
Class B	(215,916)	—
Class C	(1,226,947)	—
Class I	(1,902,223)	—
Class NAV	(4,417,809)	—
	(12,855,531)	—
From Fund share transactions (Note 4)	503,642,738	69,968,408

Total increase (decrease)	476,394,869	(16,077,769)

Net assets

Beginning of period	42,437,387	518,832,256
End of period[2]	$518,832,256	$502,754,487

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment income (loss) of ($284,795) and $720,254, respectively.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.86	$13.70	$14.68
Net investment income (loss)[4]	(0.01)	(0.07)[5]	(0.01)	0.01
Net realized and unrealized gain
(loss) on investments	1.72	3.21	1.36	(2.29)
Total from investment operations	1.71	3.14	1.35	(2.28)
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)	—
Net asset value, end of period	$10.86	$13.70	$14.68	$12.40
Total return (%)[6,7]	17.28[8]	28.99	9.91	(15.53)[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$30	$199	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	4.89[9]	2.23	1.54	1.49[9]
Expenses net of all fee waivers, if any	1.45[9]	1.65	1.53	1.49[9]
Expenses net of all fee waivers and credits	1.45[9]	1.65	1.53	1.49[9]
Net investment income (loss)	(0.08)[9]	(0.58)[5]	(0.07)	0.19[9]
Portfolio turnover (%)	97	82	32	42

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

See notes to financial statements

18	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.81	$13.55	$14.41
Net investment loss[4]	(0.05)	(0.16)[5]	(0.12)	(0.04)
Net realized and unrealized gain
(loss) on investments	1.71	3.20	1.35	(2.24)
Total from investment operations	1.66	3.04	1.23	(2.28)
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)	—
Net asset value, end of period	$10.81	$13.55	$14.41	$12.13
Total return (%)[6,7]	16.78[8]	28.20	9.13	(15.82)[8]

Ratios and supplemental data

Net assets, end of period (in
millions)	—[9]	$3	$9	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	5.39[10]	2.93	2.24	2.24[10]
Expenses net of all fee waivers, if any	1.95[10]	2.35	2.23	2.24[10]
Expenses net of all fee waivers and credits	1.95[10]	2.35	2.23	2.23[10]
Net investment loss	(0.57)[10]	(1.25)[5]	(0.82)	(0.55)[10]
Portfolio turnover (%)	97	82	32	42

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.81	$13.55	$14.41
Net investment loss[4]	(0.05)	(0.16)[5]	(0.11)	(0.03)
Net realized and unrealized gain
(loss) on investments	1.71	3.20	1.34	(2.25)
Total from investment operations	1.66	3.04	1.23	(2.28)
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)	—
Net asset value, end of period	$10.81	$13.55	$14.41	$12.13
Total return (%)[6,7]	16.78[8]	28.20	9.13	(15.82)[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	$8	$49	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	5.39[10]	2.93	2.24	2.20[10]
Expenses net of all fee waivers, if any	1.95[10]	2.35	2.23	2.20[10]
Expenses net of all fee waivers and credits	1.95[10]	2.35	2.23	2.20[10]
Net investment loss	(0.57)[10]	(1.27)[5]	(0.76)	(0.51)[10]
Portfolio turnover (%)	97	82	32	42

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total return would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

See notes to financial statements

20	Small Cap Intrinsic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.89	$13.80	$14.85
Net investment income (loss)[4]	0.02	(0.03)[5]	0.09	0.05
Net realized and unrealized gain
(loss) on investments	1.72	3.24	1.34	(2.32)
Total from investment operations	1.74	3.21	1.43	(2.27)
Less distributions
From net investment income	—	—	(0.01)	—
From net realized gain	(0.85)	(0.30)	(0.37)	—
Total distributions	(0.85)	(0.30)	(0.38)	—
Net asset value, end of period	$10.89	$13.80	$14.85	$12.58
Total return (%)[6]	17.58[7,8]	29.55[8]	10.39[8]	(15.29)[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	$1	$82	$110
Ratios (as a percentage of average net assets):
Expenses before reductions	4.59[10]	1.78	1.10	1.01[10]
Expenses net of all fee waivers, if any	1.15[10]	1.20	1.09	1.01[10]
Expenses net of all fee waivers and credits	1.15[10]	1.20	1.09	1.01[10]
Net investment income	0.22[10]	(0.27)[5]	0.57	0.67[10]
Portfolio turnover (%)	97	82	32	42

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.23% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total return would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

See notes to financial statements

Semiannual report | Small Cap Intrinsic Value Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-07[1]	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$15.73	$14.85
Net investment income[3]	0.09	0.05
Net realized and unrealized gain (loss) on investments	(0.58)	(2.32)
Total from investment operations	(0.49)	(2.27)
Less distributions
From net investment income	(0.02)	—
From net realized gain	(0.37)	—
Total distributions	(0.39)	—
Net asset value, end of period	$14.85	$12.58
Total return (%)[4,5]	(3.05)	(15.29)

Ratios and supplemental data

Net assets, end of period (in millions)	$181	$128
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[6]	0.93[6]
Expenses net of all fee waivers, if any	0.94[6]	0.93[6]
Expenses net of all fee waivers and credits	0.94[6]	0.93[6]
Net investment income	0.57[6]	0.78[6]
Portfolio turnover (%)	32[7]	42

1 Beginning of operations from 5-1-07 to 12-31-07.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

7 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

22	Small Cap Intrinsic Value Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of

Semiannual report | Small Cap Intrinsic Value Fund	23

such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing signifi-cant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$568,173,860	—

Level 2 — Other Significant Observable Inputs	21,240,666	—

Level 3 — Significant Unobservable Inputs	1,424,082	—

Total	$590,838,608	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

24	Small Cap Intrinsic Value Fund | Semiannual report

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$0	—

Accrued discounts/premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	252,451	—

Net purchases (sales)	1,171,631	—

Transfers in and/or out of Level 3	—	—

Balance as of June 30, 2008	$1,424,082	—

Sector risk — technology industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Technology companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, technology stocks may decline.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Semiannual report | Small Cap Intrinsic Value Fund	25

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal

26	Small Cap Intrinsic Value Fund | Semiannual report

of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $12,656,643 and long-term capital gain $198,888. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective rate for the period ended June 30, 2008 is 0.90% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.15% on an annual basis of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C, Class I and Class NAV shares, until April 30, 2008. There were no expense reductions related to this total expense limitation during the period ended June 30, 2008. The Advisor terminated this agreement and was not renewed.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum

Semiannual report | Small Cap Intrinsic Value Fund	27

of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $256,802 with regard to sales of Class A shares. Of this amount, $34,237 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $221,950 was paid as sales commissions to unrelated broker-dealers and $615 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $9,789 for Class B shares and $33,002 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Signature Services agreed to limit Class A, Class B and Class C transfer agent fee to 0.30% of each respective class’s average daily net asset value until April 30, 2008 at which time the agreement terminated. There were no transfer agent fee reductions during the period ended June 30, 2008.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $3,829 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$ 206,579	$314,333
Class B	7,838	37,980
Class C	45,169	227,524
Class I	25,566	—
Total	$285,152	$579,837

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $28,052 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaf-filiated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds

28	Small Cap Intrinsic Value Fund | Semiannual report

Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	14,130,652	$216,963,345	7,993,482	$106,970,709
Distributions reinvested	304,058	4,414,924	—	—
Repurchased	(3,115,187)	(47,387,746)	(4,179,354)	(55,416,626)
Net increase	11,319,523	$173,990,523	3,814,128	$51,554,083

Class B shares

Sold	557,774	$8,407,188	148,292	$1,952,976
Distributions reinvested	14,316	204,150	—	—
Repurchased	(182,505)	(2,723,315)	(146,354)	(1,918,555)
Net increase	389,585	$5,888,023	1,938	$34,421

Class C shares

Sold	3,270,299	$49,846,028	964,000	$12,710,431
Distributions reinvested	81,187	1,157,727	—	—
Repurchased	(531,918)	(7,991,976)	(845,494)	(11,070,671)
Net increase	2,819,568	$43,011,779	118,506	$1,639,760

Class I shares

Sold	6,322,991	$102,054,966	4,657,031	$62,890,951
Distributions reinvested	119,386	1,758,994	—	—
Repurchased	(1,039,988)	(16,464,232)	(1,446,976)	(19,360,219)
Net increase	5,402,389	$87,349,728	3,210,055	$43,530,732

Class NAV shares

Sold	12,024,313	$191,465,546	831,712	$11,194,905
Distributions reinvested	319,088	4,690,596	—	—
Repurchased	(167,351)	(2,753,457)	(2,821,562)	(37,985,493)
Net increase (decrease)	12,176,050	$193,402,685	(1,989,850)	($26,790,588)

Net increase	32,107,115	$503,642,738	5,154,777	$69,968,408

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $296,330,299 and $216,607,545, respectively.

Semiannual report | Small Cap Intrinsic Value Fund	29

Note 6
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended June 30, 2008, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Carrols Restaurant Group, Inc.
bought: none, sold: none	1,751,431	1,751,431	—	—	$9,089,927
The Knot, Inc.
bought: 634,239, sold: none	1,709,647	2,343,886	—	—	22,923,205

Total					$32,013,132

30	Small Cap Intrinsic Value Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Small Cap
Intrinsic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Intrinsic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Small Cap Intrinsic Value Fund	31

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that, for the 1-year period under review, the Fund’s performance was higher than the performance of the Peer Group and Category medians and its benchmark index, the Russell 2000 Index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was in line with the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median, and not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

32	Small Cap Intrinsic Value Fund | Semiannual report

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Small Cap Intrinsic Value Fund	33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York Mellon
James R. Boyle**		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
**Non-Independent Trustee		P.O. Box 9510
*Members of the Audit Committee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
	601 Congress Street	Legal counsel
Officers	Boston, MA 02210-2805	K&L Gates LLP
Keith F. Hartstein		One Lincoln Street
President and	Subadviser	Boston, MA 02111-2950
Chief Executive Officer	MFC Global Investment
Management (U.S.), LLC
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

34	Small Cap Intrinsic Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund	640SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Semiannual Report
6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	2-28-05	2.00%	—	—	18.71%	–9.19%	2.00%	—	—	77.15%

B	2-28-05	1.66	—	—	19.33	–9.54	1.66	—	—	80.25

C	2-28-05	5.73	—	—	19.94	–5.67	5.73	—	—	83.37

I1	2-28-05	7.85	—	—	20.96	–4.15	7.85	—	—	88.63

NAV[1]	10-29-07	—	—	—	—	–4.15	—	—	—	–4.08

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2009. The net expenses are as follows: Class A — 1.46%, Class B — 2.16%, Class C —2.16%, Class I — 1.09%, Class NAV — 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows Class A — 2.14%, Class B — 2.87%, Class C — 2.87%, Class I — 1.77%, Class NAV — 1.73%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

6	Global Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P/Citigroup BMI Global Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$18,325	$18,025	$13,528

C2	2-28-05	18,337	18,337	13,528

I3	2-28-05	18,863	18,863	13,528

NAV[3]	10-29-07	9,592	9,592	8,586

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of June 30, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/Citigroup BMI Global Total Return Index is an unmanaged index which covers both developed and emerging economies and includes 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Global Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$997.95	$7.10

Class B	1,000.00	976.10	10.44

Class C	1,000.00	976.40	10.44

Class I	1,000.00	979.25	4.77

Class NAV	1,000.00	980.25	5.41

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$1,017.60	$7.32

Class B	1,000.00	1,014.20	10.77

Class C	1,000.00	1,014.40	10.52

Class I	1,000.00	1,020.00	4.92

Class NAV	1,000.00	1,020.40	4.52

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.46%, 2.15%, 2.10%, 0.98% and 0.90% for Class A, Class B, Class C, Class I and Class NAV respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Global Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

Franco-Nevada Corp.	4.7%	Melco Crown Entertainment, Ltd.	3.6%

Southwestern Energy Co.	4.2%	Archer-Daniels-Midland Co.	3.3%

Equitable Resources, Inc.	4.1%	Companhia de Saneamento Basico

Sasol, Ltd.	4.1%	do Estado de Sao Paulo	3.1%

Norsk Hydro ASA	4.1%	Talisman Energy, Inc.	3.0%

American Oriental Bioengineering, Inc.	3.7%

Sector distribution[1,2]

Materials	19%	Utilities	6%

Energy	17%	Consumer discretionary	6%

Industrials	14%	Information technology	5%

Financials	12%	Health care	4%

Consumer staples	10%	Other	7%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into three main categories: common stocks, options purchased and short-term investments. Common stocks and options purchased are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.81%		$125,600,330

(Cost $127,836,678)

Bermuda 4.50%		5,893,258

Bunge, Ltd. (Agricultural Products)	23,452	2,525,544

GP Investments, Ltd. (Investment Banking & Brokerage) (I)	278,575	3,367,714

Brazil 17.55%		23,010,097

Agrenco, Ltd. (Diversified Commercial and Professional Service) (I)	3,652,248	3,508,492

Bovespa Holdings SA (Trading Companies & Distributors) (I)	260,114	3,212,686

Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) SA
(Water Utilities), ADR	80,119	4,098,888

Minerva SA (Packaged Foods & Meats) (I)	603,030	3,197,402

MMX Mineracao e Metalicos SA (Steel)	122,480	3,765,853

Ogx Petroleo E Gas Partic (I)	3,622	2,862,603

Sadia SA (Packaged Foods & Meats), ADR	110,786	2,364,173

Canada 20.41%		26,752,762

Barrick Gold Corp. (Gold)	72,681	3,306,986

Franco-Nevada Corp. (Gold)	256,439	6,211,673

Gammon Gold, Inc. (Precious Metals & Minerals) (I)(L)	280,269	3,040,919

Gold Wheaton Corp. (I)	1,831,077	1,351,750

Silver Standard Resources, Inc. (Diversified Metals & Mining) (I)(L)	86,313	2,472,867

Silver Wheaton Corp. (Precious Metals & Minerals) (I)(L)	199,981	2,929,722

Suncor Energy, Inc. (Integrated Oil & Gas)	60,405	3,510,748

Talisman Energy, Inc. (Oil & Gas Exploration & Production)	177,501	3,928,097

Hong Kong 5.95%		7,802,506

Melco Crown Entertainment, Ltd. (Casinos & Gaming), ADR, (I)(L)	499,333	4,653,784

Natural Beauty Bio-techno (I)	5,197,756	1,033,251

Road King Infrastructure, Ltd. (Highways & Railtracks) (I)	1,889,444	2,115,471

Indonesia 0.07%		93,256

Multi Indocitra Tbk, PT (Distributors) (I)	1,829,413	93,256

Norway 4.08%		5,344,593

Norsk Hydro ASA (Aluminum), ADR	366,068	5,344,593

Singapore 0.13%		172,012

Golden Agri-Resources, Ltd. (Agricultural Products) (I)	260,034	172,012

See notes to financial statements

Semiannual report | Global Opportunities Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

South Africa 4.11%		$5,383,462

Sasol, Ltd. (Integrated Oil & Gas), ADR	91,338	5,383,462

Switzerland 1.82%		2,389,840

ABB, Ltd. (Electrical Components & Equipment), ADR, (I)	84,387	2,389,840

United Kingdom 1.83%		2,402,411

Acergy SA (Oil & Gas Equipment & Services), ADR, (I)	107,333	2,402,411

United States 35.36%		46,356,133

American Oriental Bioengineering, Inc. (Personal Products) (I)	490,061	4,836,902

Apex Silver Mines, Ltd. (Precious Metals & Minerals) (I)(L)	209,520	1,028,743

Archer-Daniels-Midland Co. (Agricultural Products)	127,141	4,291,009

Berkshire Hathaway, Inc. (Class B) (Property & Casualty Insurance) (I)	10	40,120

BGC Partners, Inc. (Class A) (Diversified Financial Services) (I)	168,524	1,272,356

Brazil Ethanol, Inc. (Industrial Gases) (I)(S)	289,727	3,186,997

Brocade Communications Systems, Inc. (Computer Storage & Peripherals) (I)	362,153	2,984,141

Charles Schwab Corp. (Investment Banking & Brokerage)	135,546	2,784,115

Equitable Resources, Inc. (Gas Utilities)	78,384	5,413,199

Freeport-McMoRan Copper & Gold, Inc. (Class B) (Diversified Metals
& Mining)	20,605	2,414,700

News Corp. (Class B) (Multi-Media)	192,059	2,948,106

Southwestern Energy Co. (Oil & Gas Exploration & Production) (I)	114,840	5,467,532

State Street Corp. (Asset Management & Custody Banks)	45,987	2,942,708

TradeStation Group, Inc. (Investment Banking & Brokerage) (I)	309,133	3,137,700

Wright Express Corp. (Data Processing & Outsourced Services) (I)	145,476	3,607,805

Issuer	Shares	Value

Options purchased 0.16%		$216,500

(Cost $662,500)

United States 0.16%		216,500

Euribor Curve 1/21/10 Call	50,000,000	55,000

Euribor Curve 2/03/10 Call	50,000,000	57,500

Euribor Curve 2/09/10 Call	50,000,000	47,000

Euribor Curve 3/12/10 Call	50,000,000	57,000

	Par value
Issuer, description, maturity	(000)	Value

Short-term investments 7.37%		$9,657,751

(Cost $9,657,751)

Joint Repurchase Agreement 1.83%		2,395,000

Joint Repurchase Agreement with Bank of
America Corp. dated 6-30-08 at 1.50% to
be repurchased at $2,395,100 on 7-1-08,
collateralized by $1,962,182 U.S. Treasury
Inflation Indexed Note 1.875% on 7-15-13
(valued at $2,442,900 including interest).	$2,395	2,395,000

See notes to financial statements

12	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest
Issuer, description, maturity	rate	Shares	Value

Cash Equivalents 5.54%			$7,262,751

John Hancock Cash Investment Trust (T)(W)	2.5657% (Y)	7,262,751	7,262,751

Total investments (Cost $138,156,929)† 103.34%			$135,474,581

Other assets and liabilities, net (3.34%)			($4,382,762)

Total net assets 100.00%			$131,091,820

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of June 30, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933.Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.Rule 144A securities amounted to $3,186,997 or 2.43%of the net assets of the Fund as of June 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $138,231,436. Net unrealized depreciation aggregated $2,756,855, of which $13,475,585 related to appreciated investment securities and $16,232,440 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Global Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $130,894,178) including
$7,120,344 of securities loaned (Note 2)	$128,211,830
Investments in affiliated issuers, at value (Cost $7,262,751)	7,262,751

Total investments, at value (Cost $138,156,929)	135,474,581
Foreign currency at value (Cost $7,358)	7,434
Cash	788
Receivable for investments sold	2,878,340
Receivable for shares sold	2,732,409
Dividends and interest receivable	63,241
Receivable for forward foreign currency exchange contracts (Note 2)	29,241
Receivable from affiliates	118,058

Total assets	141,304,092

Liabilities

Payable for investments purchased	2,063,393
Payable for shares repurchased	606,291
Payable upon return of securities loaned (Note 2)	7,262,751
Payable for forward foreign currency exchange contracts (Note 2)	62,740
Payable to affiliates
Management fees	91,726
Distribution and service fees	38,867
Other	29,599
Other payables and accrued expenses	56,905

Total liabilities	10,212,272

Net assets

Capital paid-in	132,241,265
Accumulated net realized gain on investments and foreign currency transactions	1,454,944
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(2,711,722)
Accumulated net investment income	107,333

Net assets	$131,091,820

See notes to financial statements

14	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 6-30-08 (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($92,438,671 ÷ 5,686,938 shares)	$16.25
Class B ($6,128,976 ÷ 384,263 shares)[1]	$15.95
Class C ($17,854,690 ÷ 1,118,990 shares)[1]	$15.96
Class I ($12,925,400 ÷ 788,360 shares)	$16.40
Class NAV ($1,744,083 ÷ 106,295 shares)	$16.41

Maximum offering price per share

Class A ($16.25 ÷ 95%)[2]	$17.11

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Global Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $59,324)	$702,809
Interest	56,804
Securities lending	3,859
Income from affiliated issuers	1,523

Total investment income	764,995

Expenses

Investment management fees (Note 3)	382,094
Distribution and service fees (Note 3)	154,896
Transfer agent fees (Note 3)	59,092
Accounting and legal services fees (Note 3)	5,003
Blue sky fees	91,188
Custodian fees	9,582
Printing fees	8,907
Professional fees	8,771
Trustees’ fees	104
Miscellaneous	3,235

Total expenses	722,872
Less expense reductions (Note 3)	(65,210)

Net expenses	657,662

Net investment income	107,333

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	833,597
Foreign currency transactions	440,468
1,274,065
Change in net unrealized appreciation (depreciation) of
Investments	(5,563,114)
Translation of assets and liabilities in foreign currencies	(21,700)
(5,584,814)
Net realized and unrealized loss	(4,310,749)

Decrease in net assets from operations	($4,203,416)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

16	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($20,134)	$107,333
Net realized gain	1,145,010	1,274,065
Change in net unrealized appreciation (depreciation)	1,907,400	(5,584,814)

Increase (decrease) in net assets resulting from operations	3,032,276	(4,203,416)

Distributions to shareholders
From net realized gain
Class A	(676,814)	—
Class B	(57,993)	—
Class C	(87,454)	—
Class I	(63,730)	—
Class NAV	(294)	—
	(886,285)	—
From Fund share transactions (Note 4)	29,308,284	99,444,570

Total increase	31,454,275	95,241,154

Net assets

Beginning of period	4,396,391	35,850,666
End of period[2]	$35,850,666	$131,091,820

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment income of $0 and $107,333, respectively.

See notes to financial statements

Semiannual report | Global Opportunities Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.57	$13.17	$17.00
Net investment income (loss)[4]	—[5]	(0.02)	(0.02)	0.02
Net realized and unrealized gain
(loss) on investments	1.88	2.73	4.36	(0.77)
Total from investment operations	1.88	2.71	4.34	(0.75)
Less distributions
From net investment income	—	—[5]	—	—
From net realized gain	(0.31)	(1.11)	(0.51)	—
Total distributions	(0.31)	(1.11)	(0.51)	—
Net asset value, end of period	$11.57	$13.17	$17.00	$16.25
Total return (%)[6,7]	18.85[8]	23.38	33.05	(4.41)[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$4	$28	$92
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.83[9]	2.23	2.11	1.60[9]
Expenses net of all fee waivers, if any	1.35[9]	1.35	1.46	1.46[9]
Expenses net of all fee waivers and credits	1.35[9]	1.35	1.46	1.46[9]
Net investment income (loss)	0.03[9]	(0.18)	(0.12)	0.21[9]
Portfolio turnover (%)	77	61	114	63

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

See notes to financial statements

18	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.52	$13.04	$16.75
Net investment loss[4]	(0.04)	(0.08)	(0.14)	(0.04)
Net realized and unrealized gain
(loss) on investments	1.87	2.71	4.36	(0.76)
Total from investment operations	1.83	2.63	4.22	(0.80)
Less distributions
From net realized gain	(0.31)	(1.11)	(0.51)	—
Net asset value, end of period	$11.52	$13.04	$16.75	$15.95
Total return (%)[5,6]	18.35[7]	22.76	32.46	(4.78)[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]	$2	$6
Ratios (as a percentage of average
net assets):
Expenses before reductions	3.38[9]	2.68	2.78	2.29[9]
Expenses net of all fee waivers, if any	1.85[9]	1.80	2.12	2.15[9]
Expenses net of all fee waivers and credits	1.85[9]	1.80	2.12	2.15[9]
Net investment loss	(0.47)[9]	(0.63)	(0.88)	(0.50)[9]
Portfolio turnover (%)	77	61	114	63

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

Semiannual report | Global Opportunities Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.52	$13.04	$16.75
Net investment loss[4]	(0.04)	(0.08)	(0.16)	(0.04)
Net realized and unrealized gain
(loss) on investments	1.87	2.71	4.38	(0.75)
Total from investment operations	1.83	2.63	4.22	(0.79)
Less distributions
From net realized gain	(0.31)	(1.11)	(0.51)	—
Net asset value, end of period	$11.52	$13.04	$16.75	$15.96
Total return (%)[5,6]	18.35[7]	22.76	32.46	(4.72)[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]	$4	$18
Ratios (as a percentage of average
net assets):
Expenses before reductions	3.38[9]	2.68	2.79	2.24[9]
Expenses net of all fee waivers, if any	1.85[9]	1.80	2.13	2.10[9]
Expenses net of all fee waivers and credits	1.85[9]	1.80	2.13	2.10[9]
Net investment loss	(0.47)[9]	(0.63)	(1.01)	(0.46)[9]
Portfolio turnover (%)	77	61	114	63

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

20	Global Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	6-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.60	$13.21	$17.11
Net investment income[4]	0.03	0.02	0.02	0.07
Net realized and unrealized gain
(loss) on investments	1.88	2.74	4.39	(0.78)
Total from investment operations	1.91	2.76	4.41	(0.71)
Less distributions
From net investment income	—	(0.04)	—	—
From net realized gain	(0.31)	(1.11)	(0.51)	—
Total distributions	(0.31)	(1.15)	(0.51)	—
Net asset value, end of period	$11.60	$13.21	$17.11	$16.40
Total return (%)[5,6]	19.15[7]	23.74	33.48	(4.15)[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]	$2	$13
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.58[9]	1.93	1.74	1.12[9]
Expenses net of all fee waivers, if any	1.05[9]	1.05	1.09	0.98[9]
Expenses net of all fee waivers and credits	1.05[9]	1.05	1.09	0.98[9]
Net investment income	0.33[9]	0.12	0.15	0.86[9]
Portfolio turnover (%)	77	61	114	63

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

Semiannual report | Global Opportunities Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-07[1]	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$17.63	$17.12
Net investment income (loss)[3]	(0.01)	0.06
Net realized and unrealized gain on investments	0.01	(0.77)
Total from investment operations	0.00	(0.71)
Less distributions
From net realized gain	(0.51)	—
Net asset value, end of period	$17.12	$16.41
Total return (%)[4,5,6]	0.07	(4.15)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	$2
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.70[8]	1.04[8]
Expenses net of all fee waivers, if any	1.05[8]	0.90[8]
Expenses net of all fee waivers and credits	1.05[8]	0.90[8]
Net investment income (loss)	(0.17)[8]	0.78[8]
Portfolio turnover (%)	114[9]	63

1 Beginning of operations from 10-29-07 to 12-31-07.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

22	Global Opportunities Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect

Semiannual report | Global Opportunities Fund	23

the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing signifi-cant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$119,645,330	—

Level 2 — Other Significant Observable Inputs	12,642,254	($33,499)

Level 3 — Significant Unobservable Inputs	3,186,997	—

Total	$135,474,581	($33,499)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

24	Global Opportunities Fund | Semiannual report

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	—	—

Accrued discounts/premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	$354,462	—

Net purchases (sales)	2,832,535	—

Transfers in and/or out of Level 3	—	—

Balance as of June 30, 2008	$3,186,997	—

Joint repurchase agreement

Pursuant to an exemptive order issued by the (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemni-fied against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under

Semiannual report | Global Opportunities Fund	25

these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current

26	Global Opportunities Fund | Semiannual report

market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract. The Fund had no outstanding written options on June 30, 2008.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Open forward foreign currency contracts as of June 30, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Sells
Canadian Dollar	($14,325,558)	Sep 2008	$29,241

Euro	(3,018,096)	Sep 2008	(62,740)
			($33,499)

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $37,640 of a currency loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The

Semiannual report | Global Opportunities Fund	27

implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.85% of the first %500,000,000 of average daily net asset value, (b) 0.825% of the next $500,000,000 and (c) 0.80% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective rate for the period ended June 30, 2008 is 0.85% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses excluding the management fee and distribution and service fees, to 1.05% of the Fund’s average daily net asset value, on an annual basis, at least until April 30, 2009. Accordingly, the expense reductions related to this total expense limitation amounted to $64,398 for the period ended June 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of

28	Global Opportunities Fund | Semiannual report

Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $359,116 with regard to sales of Class A shares. Of this amount, $62,038 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $296,283 was paid as sales commissions to unrelated broker-dealers and $795 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $2,167 for Class B shares and $7,048 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Signature Services had agreed to limit Class A, Class B, Class C and Class I transfer agent fee to 0.15% of each respective class’s average daily net asset value until April 30, 2009. There were no transfer agent fee reductions during the period ended June 30, 2008. Signature Services reserves the right to terminate this limitation in the future.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $812 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$44,587	$88,103
Class B	2,960	19,052
Class C	7,270	47,741
Class I	4,275	—
Total	$59,092	$154,896

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $5,003 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes

Semiannual report | Global Opportunities Fund	29

investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,423,417	$23,626,225	5,146,918	$86,117,564
Distributions reinvested	36,526	604,511	—	—
Repurchased	(126,834)	(2,072,969)	(1,093,693)	(18,059,940)

Net increase	1,333,109	$22,157,767	4,053,225	$68,057,624

Class B shares

Sold	125,740	$2,058,659	309,229	$5,099,309
Distributions reinvested	3,352	54,635	—	—
Repurchased	(13,634)	(213,510)	(51,565)	(818,303)

Net increase	115,458	$1,899,784	257,664	$4,281,006

Class C shares

Sold	202,016	$3,317,467	995,045	$16,406,596
Distributions reinvested	4,282	69,793	—	—
Repurchased	(6,922)	(111,657)	(86,573)	(1,407,133)

Net increase	199,376	$3,275,603	908,472	$14,999,463

Class I shares

Sold	126,177	$1,902,584	1,560,702	$25,644,747
Distributions reinvested	3,782	62,963	—	—
Repurchased	(49)	(811)	(913,412)	(15,410,614)

Net increase	129,910	$1,964,736	647,290	$10,234,133

Class NAV shares

Sold	595	$10,394	157,740	$2,717,383
Repurchased	—	—	(52,041)	(845,039)
Net increase	595	$10,394	105,699	$1,872,344

Net increase	1,778,448	$29,308,284	5,972,350	$99,444,570

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $149,488,634 and $52,772,446, respectively.

30	Global Opportunities Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Global
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Global Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Global Opportunities Fund	31

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was appreciably higher than the performance of the Category and Peer Group medians, and its benchmark index, the S&P/Citigroup BMI Global Index, over the 1-year period.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Category and Peer Group medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median but lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the

32	Global Opportunities Fund | Semiannual report

Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Global Opportunities Fund	33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York Mellon

James R. Boyle†	Gordon M. Shone	One Wall Street
William H. Cunningham	Treasurer	New York, NY 10286
Charles L. Ladner*
Dr. John A. Moore*	John G. Vrysen	Transfer agent
Patti McGill Peterson*	Chief Operating Officer	John Hancock Signature
Steven R. Pruchansky		Services, Inc.
*Members of the Audit Committee	Investment adviser	P.O. Box 9510
†Non-Independent Trustee	John Hancock Advisers, LLC	Portsmouth, NH 03802-9510
601 Congress Street
Officers	Boston, MA 02210-2805	Legal counsel
Keith F. Hartstein		K&L Gates LLP
President and	Subadviser	One Lincoln Street
Chief Executive Officer	MFC Global Investment	Boston, MA 02111-2950
Management (U.S.), LLC
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

34	Global Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	690SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 20, 2008